UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04033

SIT MUTUAL FUNDS II, INC.

(Exact name of registrant as specified in charter)

3300 IDS Center, 80 S. 8th Street, Minneapolis, MN 55402

(Address of principal executive offices) (Zip code)

Kelly K. Boston, Esq.

3300 IDS Center, 80 S. 8th Street

Minneapolis, MN 55402

(Name and address of agent for service)

Registrant’s telephone number, including area code: 612-332-3223

Date of fiscal year end: March 31, 2017

Date of reporting period: December 31, 2017

Item 1. Schedule of Investments

The Registrant, Sit Mutual Funds II, Inc., is comprised of:

Sit Tax-Free Income Fund (Series A)

Sit Minnesota Tax-Free Income Fund (Series B)

Sit Quality Income Fund (Series E)

The schedule of investments for each series of the Registrant as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding a particular fund and its holdings, please see that fund’s most recent prospectus and annual report.

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2017

Sit Quality Income Fund

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)
Asset-Backed Securities - 11.4%
Agency - 1.3%
FNMA REMICS, Series 2001-W2, Class AS5 [14]	7,169	6.47	10/25/31	7,147
Small Business Administration, Series 2000-20D	76,622	7.47	4/1/20	78,987
Small Business Administration, Series 2006-20D, Class 1	372,268	5.64	4/1/26	394,815
Small Business Administration, Series 2007-20B, Class 1	2316,755	5.49	2/1/27	251,345
Small Business Administration, Series 2007-20J, Class 1	253,320	5.57	10/1/27	269,111

				1,001,405

Non-Agency - 10.1%
Bayview Financial Mortgage Pass-Through Trust, Series 2006-B, Class 1A5 [14]	3,591	6.04	4/28/36	3,582
Bayview Opportunity Master Fund, Series 2017-SPL5, Class A 1, [4]	574,493	3.50	6/28/57	582,468
Bear Stearns Asset Backed Securities I Trust, Series 2005-AQ2, Class A3, 1 Mo. Libor + 0.36%[1]	332,461	1.91	9/25/35	332,573
Bear Stearns Asset Backed Securities Trust, Series 2005-SD2, Class 1A2, 1 Mo. Libor + 0.47%[1]	114,273	2.02	3/25/35	114,215
Bear Stearns Asset Backed Securities Trust, Series 2005-SD2, Class 1A3, 1 Mo. Libor + 0.40%[1]	7,359	1.95	3/25/35	7,354
Centex Home Equity Loan Trust, Series 2004-A, Class AF4 [14]	102,684	5.01	8/25/32	103,900
Centex Home Equity Loan Trust, Series 2004-A, Class AF5 [14]	310,000	5.43	1/25/34	314,976
Centex Home Equity Loan Trust, Series 2004-D, Class AF6 [14]	31,448	5.17	9/25/34	31,917
CIT Home Equity Loan Trust, Series 2003-1, Class A6 [14]	27,410	4.56	10/20/32	27,881
Conseco Finance Home Equity Loan Trust, Series 2002-B, Class M1, 1 Mo. Libor + 1.75%[1]	59,638	3.23	5/15/33	59,651
Conseco Financial Corp., Series 1997-3, Class A6	4,737	7.32	3/15/28	4,763
Countrywide Asset-Backed Certificates, Series 2004-S1, Class A3 [14]	233,304	5.12	2/25/35	235,423
Credit Suisse First Boston Mortgage Securities Corp. Series 2005-AGE1, Class M3, 1 Mo. Libor + 0.65%[1]	257,774	2.20	2/25/32	255,841
Fairway Outdoor Funding, LLC, Series 2012-1A, Class A2 [4]	511,807	4.21	10/15/42	517,754
First Alliance Mortgage Loan Trust, Series 1997-4, Class A2 [14]	321,001	7.63	4/20/29	324,356
GSAMP Trust, Series 2004-FM1, Class M1, 1 Mo. Libor + 0.98%[1]	231,980	2.53	11/25/33	229,206
Irwin Whole Loan Home Equity Trust, Series 2003-B, Class M, 1 Mo. Libor + 2.00%[1]	81,437	3.55	11/25/32	81,687
Irwin Whole Loan Home Equity Trust, Series 2005-A, Class M1, 1 Mo. Libor + 0.86%[1]	830,259	2.41	6/25/34	825,786
Mill City Mortgage Loan Trust 2017-3, Class A1 1, [4]	478,056	2.75	1/25/61	477,462
New Century Home Equity Loan Trust, Series 2003-5, Class AI7 [1]	9,907	5.12	11/25/33	10,119
New Residential Mortgage Loan Trust, Series 2017-6A, Class A1 1, [4]	284,104	4.00	8/27/57	291,552
NovaStar Mortgage Funding Trust, Series 2004-2, Class M2, 1 Mo. Libor + 1.02%[1]	44,812	2.57	9/25/34	44,499
OSCAR US Funding Trust VI, LLC, Series 2017-1A, Class A3 [4]	1,000,000	2.82	6/10/21	999,537
OSCAR US Funding Trust VI, LLC, Series 2017-1A, Class A4 [4]	560,000	3.30	5/10/24	561,856
OSCAR US Funding Trust VII, LLC, Series 2017-2A, Class A3 [4]	500,000	2.45	12/10/21	495,488
OSCAR US Funding Trust, Series 2014-1A, Class A4 [4]	200,000	2.55	12/15/21	199,756
Park Place Securities, Inc., Series 2005-WHQ3, Class M2, 1 Mo. Libor + 0.68%[1]	34,233	2.23	6/25/35	34,243
RAAC Trust, Series 2006-RP2, Class A, 1 Mo. Libor + 0.25%1, [4]	57,018	1.80	2/25/37	56,835
Residential Asset Mortgage Products Trust, Series 2004-RS12, Class AI6	424	4.55	12/25/34	425
Residential Funding Mortgage Securities, Series 2006-HI1, Class M2 [14]	102,912	6.56	2/25/36	107,773
Santander Drive Auto Receivables, Series Trust 2016-2, Class B	700,000	2.08	2/16/21	700,148

				8,033,026

Total Asset-Backed Securities (cost: $9,032,935)				9,034,431

Collateralized Mortgage Obligations - 25.2%
Agency - 17.5%
FHLMC Multifamily Structured Pass Through Certificates, Series K007, Class A1	14,147	3.34	12/25/19	14,141
FHLMC Multifamily Structured Pass Through Certificates, Series K007, Class A2	100,000	4.22	3/25/20	103,566
FHLMC Multifamily Structured Pass Through Certificates, Series K012, Class A2 [1]	420,000	4.18	12/25/20	440,823
FHLMC Multifamily Structured Pass Through Certificates, Series K013, Class A2 [1]	2,040,000	3.97	1/25/21	2,132,533
FHLMC Multifamily Structured Pass Through Certificates, Series K017, Class A2	500,000	2.87	12/25/21	508,186

See accompanying notes to schedule of investments.
DECEMBER 31, 2017	1

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2017

Sit Quality Income Fund (Continued)

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)
FHLMC Multifamily Structured Pass Through Certificates, Series K020, Class A2	400,000	2.37	5/25/22	399,069
FHLMC Multifamily Structured Pass Through Certificates, Series K026, Class A2	1,345,000	2.51	11/25/22	1,351,310
FHLMC Multifamily Structured Pass Through Certificates, Series K715, Class A2	500,000	2.86	1/25/21	507,242
FHLMC Multifamily Structured Pass Through Certificates, Series K716, Class A2	2,000,000	3.13	6/25/21	2,048,138
FHLMC REMICS, Series 2528, Class KM	63,754	5.50	11/15/22	67,539
FHLMC REMICS, Series 3104, Class BY	193,119	5.50	1/15/26	209,074
FHLMC REMICS, Series 3614, Class QA	352,707	4.00	5/15/24	356,335
FHLMC REMICS, Series 3795, Class CA	206,263	4.50	5/15/39	207,260
FHLMC REMICS, Series 3806, Class JA	519,402	3.50	2/15/26	531,661
FHLMC REMICS, Series 3817, Class GA	204,288	3.50	6/15/24	205,033
FNMA ACES, Series 2009-M1, Class A2	378,974	4.29	7/25/19	385,896
FNMA ACES, Series 2013-M14, Class A2 [1]	340,000	3.33	10/25/23	352,100
FNMA ACES, Series 2013-M9, Class A2 [1]	1,312,838	2.39	1/25/23	1,306,091
FNMA REMICS, Series 2003-52, Class NA	82,453	4.00	6/25/23	84,714
FNMA REMICS, Series 2005-19, Class PA	88,132	5.50	7/25/34	90,977
FNMA REMICS, Series 2005-68, Class PC	19,939	5.50	7/25/35	20,549
FNMA REMICS, Series 2008-65, Class CD	69,730	4.50	8/25/23	70,913
FNMA REMICS, Series 2009-13, Class NX	299,551	4.50	3/25/24	304,891
FNMA REMICS, Series 2009-71, Class MB	77,443	4.50	9/25/24	81,700
FNMA REMICS, Series 2009-88, Class DA	30,408	4.50	10/25/20	30,728
FNMA REMICS, Series 2010-28, Class DA	7,711	5.00	9/25/28	7,727
FNMA REMICS, Series 2011-16, Class GE	27,795	2.75	3/25/26	27,802
FNMA REMICS, Series 2011-42, Class BJ	45,057	3.00	8/25/25	45,076
FNMA REMICS, Series 2011-46, Class A	32,515	3.00	5/25/24	32,635
FNMA REMICS, Series 2012-19, Class GH	49,265	3.00	11/25/30	50,042
FNMA REMICS, Series 2013-74, Class AD	311,781	2.00	7/25/23	307,889
FREMF Multifamily Aggregation Risk Transfer Trust, Series 2017-KT01, Class A, 1 Mo. Libor + 0.32%[1]	1,000,000	1.56	2/25/20	1,002,457
GNMA, Series 2011-29, Class JA	52,569	4.50	4/20/40	53,091
NCUA Guaranteed Notes Trust, Series 2010-R1, Class 1A, 1 Mo. Libor + 0.45%[1]	276,140	1.78	10/7/20	276,572
NCUA Guaranteed Notes Trust, Series 2010-R3, Class 2A, 1 Mo. Libor + 0.56%[1]	93,186	1.96	12/8/20	93,729
Vendee Mortgage Trust, Series 1993-1, Class ZB	124,178	7.25	2/15/23	134,718

				13,842,207

Non-Agency - 7.7%
Bear Stearns Trust, Series 2004-10, Class 1A1, 1 Mo. Libor + 0.68%[1]	74,813	2.23	9/25/34	74,984
CHL Mortgage Pass-Through Trust, Series 2003-56, Class 6A1 [1]	970,179	3.70	12/25/33	984,782
COLT Mortgage Loan Trust, Series 2017-1, Class A1 1, [4]	332,641	2.61	5/27/47	332,855
COLT Mortgage Loan Trust, Series 2017-2, Class A2A 1, [4]	459,070	2.57	10/25/47	459,642
COMM Mortgage Trust, Series 2014-CR21, Class A1	306,822	1.49	12/10/47	305,352
Deutsche Mortgage Securities, Inc. Mortgage Loan Trust, Series 2004-1, Class 2A1	8,282	4.75	10/25/18	8,277
Deutsche Mortgage Securities, Inc. Mortgage Loan Trust, Series 2004-1, Class 2A3	30,689	4.75	10/25/18	30,634
GSR Mortgage Loan Trust, Series 2005-5F, Class 8A1, 1 Mo. Libor + 0.50%[1]	58,421	2.05	6/25/35	55,441
MASTR Adjustable Rate Mortgages Trust, Series 2004-13, Class 3A1 [1]	331,688	3.47	11/21/34	340,296
MASTR Alternative Loan Trust, Series 2003-4, Class 2A1	77,923	6.25	6/25/33	81,069
MASTR Alternative Loan Trust, Series 2003-5, Class 4A1	133,134	5.50	7/25/33	139,173
MASTR Alternative Loan Trust, Series 2003-8, Class 3A1	152,476	5.50	12/25/33	157,798
MASTR Asset Securitization Trust, Series 2005-2, Class 1A3	60,000	5.35	11/25/35	62,582
New Residential Mortgage Loan Trust, Series 2017-3A, Class A1 1, [4]	871,055	4.00	4/25/57	897,006
New Residential Mortgage Loan Trust, Series 2017-5A, Class A1, 1 Mo. Libor + 1.50%1, [4]	445,853	3.05	6/25/57	456,749
Prime Mortgage Trust, Series 2004-CL1, Class 1A1	101,355	6.00	2/25/34	107,119
RAAC Trust, Series 2004-SP3, Class AI5 [1]	2,356	4.89	12/25/32	2,385
Sequoia Mortgage Trust, Series 2012-1, Class 2A1 [1]	52,537	3.47	1/25/42	52,916
Sequoia Mortgage Trust, Series 2012-2, Class B1 [1]	747,813	4.25	4/25/42	778,522

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2017

Sit Quality Income Fund (Continued)

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)
Sequoia Mortgage Trust, Series 2017-4, Class A4 1, [4]	440,640	3.50	7/25/47	447,233
Structured Asset Securities, Corp. Mtg Loan Trust, Series 2005-GEL3, Class M3, 1 Mo. Libor + 1.20%[1]	46,893	2.75	6/25/35	46,798
Structured Asset Securities, Corp. Mtg Pass-Through Certificates, Series 2003-22A, Class 3A [1]	143,411	3.61	6/25/33	145,673
WaMu Mortgage Pass Through Certificates, Series 2002-AR2 Class A, US FED + 1.25%[1]	75,224	1.99	2/27/34	74,248
WaMu Mortgage Pass Through Certificates, Series 2004-CB2, Class 7A	22,435	5.50	8/25/19	22,578

				6,064,112

Total Collateralized Mortgage Obligations (cost: $19,982,294)				19,906,319

Corporate Bonds - 15.2%
AbbVie, Inc.	350,000	2.90	11/6/22	351,018
Anheuser-Busch InBev Finance, Inc.	675,000	3.30	2/1/23	690,723
Bank of America Corp., 3 Mo. Libor + 1.00%[1]	750,000	2.36	4/24/23	762,061
Capital One Bank USA NA (Subordinated)	750,000	3.38	2/15/23	757,403
Citizens Bank NA	300,000	2.65	5/26/22	297,256
Continental Airlines 2000-2 Class A-1 Pass Through Trust	75,843	7.71	4/2/21	82,859
Dominion Energy, Inc.	350,000	2.75	9/15/22	346,995
Doric Nimrod Air Finance Alpha 2012-1 Trust [4]	361,072	5.13	11/30/22	376,789
General Motors Financial Co., Inc.	525,000	3.45	4/10/22	531,999
Goldman Sachs Group, Inc., 3 Mo. Libor + 1.15%[1]	700,000	2.74	3/15/20	703,723
Leggett & Platt, Inc.	400,000	3.40	8/15/22	405,917
Manufacturers & Traders Trust Co. (Subordinated), 3 Mo. Libor + 0.64%[1]	750,000	2.12	12/1/21	744,407
Massachusetts Mutual Life Insurance Co. (Subordinated) [4]	700,000	7.50	3/1/24	845,124
Mosaic Co.	300,000	4.25	11/15/23	310,655
Nationwide Mutual Insurance Co. (Subordinated), 3 Mo. Libor + 2.29%1, [4]	500,000	3.88	12/15/24	497,538
Newell Brands, Inc.	650,000	5.00	11/15/23	686,023
Prudential Financial, Inc., CPI YOY + 2.75%[1]	800,000	4.98	8/10/18	811,000
Statoil ASA	534,000	7.75	6/15/23	663,327
United Airlines 2013-1 Class A Pass Through Trust	511,394	4.30	2/15/27	539,648
Visa, Inc.	350,000	2.80	12/14/22	355,128
Wells Fargo & Co. (Subordinated)	800,000	6.65	10/15/23	919,409
WGL Holdings, Inc., 3 Mo. Libor + 0.40%[1]	300,000	1.88	11/29/19	300,111

Total Corporate Bonds (cost: $12,059,146)				11,979,113

Mortgage Pass-Through Securities - 14.7%
Federal Home Loan Mortgage Corporation - 1.7%
Freddie Mac	207,335	3.00	9/1/27	211,370
Freddie Mac	46,842	3.50	7/1/26	48,642
Freddie Mac	307,545	4.00	7/1/26	322,701
Freddie Mac	308,227	4.00	1/1/27	323,454
Freddie Mac	11,323	4.50	5/1/19	11,487
Freddie Mac	26,208	4.50	6/1/19	26,587
Freddie Mac	17,598	4.50	6/1/19	17,938
Freddie Mac	87,880	4.50	12/1/21	89,741
Freddie Mac	31,395	4.50	7/1/26	31,979
Freddie Mac	2,447	5.00	3/1/18	2,495
Freddie Mac	26,408	5.00	7/1/19	26,932
Freddie Mac	20,953	5.00	10/1/25	22,516
Freddie Mac	8,481	5.50	10/1/19	8,574
Freddie Mac	71,517	5.50	5/1/20	72,942
Freddie Mac	17,418	5.50	7/1/20	17,732

See accompanying notes to schedule of investments.
DECEMBER 31, 2017	3

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2017

Sit Quality Income Fund (Continued)

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)
Freddie Mac	16,803	5.50	12/1/20	17,017
Freddie Mac	58,434	5.50	3/1/21	60,205
Freddie Mac	34,394	5.50	3/1/21	35,569

				1,347,881

Federal National Mortgage Association - 12.6%
Fannie Mae	673,231	2.50	6/1/23	676,975
Fannie Mae	993,808	2.61	2/1/23	996,993
Fannie Mae	912,106	2.70	4/1/23	921,705
Fannie Mae	712,836	2.72	12/1/22	720,812
Fannie Mae	998,851	2.77	11/1/23	1,009,293
Fannie Mae	331,105	3.00	8/1/28	338,181
Fannie Mae	1,000,000	3.15	9/1/18	1,005,769
Fannie Mae	873,324	3.50	1/1/26	901,675
Fannie Mae	32,366	4.00	9/1/24	33,577
Fannie Mae	195,075	4.00	6/1/25	203,015
Fannie Mae	27,186	4.00	10/1/31	28,680
Fannie Mae	784,295	4.44	6/1/21	819,850
Fannie Mae	190,997	4.50	4/1/25	201,357
Fannie Mae	402,654	4.73	2/1/20	415,519
Fannie Mae	23,520	5.00	8/1/19	23,943
Fannie Mae	71,375	5.00	9/1/20	73,140
Fannie Mae	439,018	5.36	1/1/19	446,183
Fannie Mae	1,086,056	5.44	1/1/19	1,104,212
Fannie Mae	12,902	5.50	4/1/19	12,994
Fannie Mae	22,693	5.50	1/1/21	23,258
Fannie Mae	17,429	5.50	10/1/21	17,814
Fannie Mae	5,522	6.50	2/1/19	6,120

				9,981,065

Government National Mortgage Association - 0.4%
Ginnie Mae, US Treasury + 1.50%[1]	64,398	2.63	4/20/33	66,925
Ginnie Mae, US Treasury + 1.50%[1]	14,557	2.63	4/20/42	14,961
Ginnie Mae	72,294	5.00	12/20/23	75,704
Ginnie Mae	49,366	5.00	9/15/24	51,322
Ginnie Mae	74,363	5.00	6/20/26	79,970

				288,882

Total Mortgage Pass-Through Securities (cost: $11,643,535)				11,617,828

Taxable Municipal Bonds - 9.7%
Atlanta Downtown Development Authority [17]	825,000	6.88	2/1/21	885,151
Berks County Industrial Development Authority	475,000	3.20	5/15/21	476,544
City of Lawrence IN Waterworks Revenue	500,000	2.70	1/1/22	498,485
City of Wilkes-Barre PA [17]	1,000,000	3.24	11/15/21	1,030,830
Colorado Housing & Finance Authority	605,000	4.00	11/1/31	620,766
Iowa Finance Authority [17]	585,000	1.77	1/1/18	585,000
Massachusetts Educational Financing Authority	630,000	4.00	1/1/32	649,139
Multistate Liquidating Trust No. 1 4, [17]	200,000	1.39	12/15/18	198,874
New Hampshire Housing Finance Authority	645,000	4.22	7/1/29	660,222
New Hampshire Housing Finance Authority	290,000	4.00	7/1/35	296,052
New Hampshire Housing Finance Authority	600,000	4.00	1/1/37	614,892
Rhode Island Housing & Mortgage Finance Corp.	95,000	4.00	10/1/39	97,102
South Dakota Housing Development Authority	375,000	3.50	11/1/41	378,866

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2017

Sit Quality Income Fund (Continued)

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)
Tennessee Housing Development Agency	165,000	3.50	7/1/31	166,866
Texas Department of Housing & Community Affairs [17]	325,000	4.80	7/1/19	328,390
Town of Mammoth Lakes CA	225,000	2.75	10/1/22	219,303

Total Taxable Municipal Bonds (cost: $7,753,097)				7,706,482

U.S. Treasury / Federal Agency Securities - 22.4%
Federal Agency Issues - 0.9%
Federal Agricultural Mortgage Corp., 3 Mo. Libor + 0.37%[1]	250,000	1.91	3/9/23	252,961
Pershing Road Development Co., LLC, 3 Mo. Libor + 0.40%1, [4]	500,000	1.88	9/15/21	497,500

				750,461

U.S. Treasury - 21.5%
U.S. Treasury Floating Rate Note, 3 Mo. Libor + 0.17%[1]	3,000,000	1.62	7/31/18	3,003,320
U.S. Treasury Floating Rate Note, 3 Mo. Libor + 0.27%[1]	6,000,000	1.72	1/31/18	6,001,426
United States Treasury Bill [6]	5,000,000	1.05	1/11/18	4,998,251
United States Treasury Bill [6]	3,000,000	1.11	1/4/18	2,999,536

				17,002,533

Total U.S. Treasury / Federal Agency Securities (cost: $17,751,121)				17,752,994

Short-Term Securities - 1.8%
Fidelity Inst. Money Mkt. Gvt. Fund, 1.14%	1,441,557			1,441,557

(cost: $1,441,557)
Total Investments in Securities - 100.4% (cost: $79,663,685)				79,438,724

Other Assets and Liabilities, net - (0.4%)				(331,659)

Total Net Assets - 100.0%				$79,107,065

[1]	Variable rate security. Rate disclosed is as of December 31, 2017. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
[4]	144A Restricted Security. The total value of such securities as of December 31, 2017 was $9,192,018 and represented 11.6% of net assets. These securities have been determined to be liquid by the Adviser in accordance with guidelines established by the Board of Directors.
[6]	Zero coupon or convertible capital appreciation bond, for which the rate disclosed is either the effective yield on purchase date or the coupon rate to be paid upon conversion to coupon paying, respectively.
[1][4]	Step Coupon: A bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate disclosed is as of December 31, 2017.
[17]	Security that is either an absolute and unconditional obligation of the United States Government or is collateralized by securities, loans, or leases guaranteed by the U.S. Government or its agencies or instrumentalities.

Numeric footnotes not disclosed are not applicable to this Schedule of Investments.

See accompanying notes to schedule of investments.
DECEMBER 31, 2017	5

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2017

Sit Quality Income Fund (Continued)

Short futures contracts outstanding as of December 31, 2017 were as follows:

Type	Contracts	Expiration Date	Notional Amount ($)	Value/ Unrealized Appreciation (Depreciation) ($)
Short Futures: [10]
U.S. Treasury 5-Year	138	March 2018	16,030,640	45,749
U.S. Treasury 2-Year	28	March 2018	5,995,063	10,424

				56,173

[10]	The amount of $500,000 in cash was segregated with the broker to cover margin requirements for derivative transactions as of December 31, 2017.

A summary of the levels for the Fund’s investments as of December 31, 2017 is as follows (see notes to Schedule of Investments):

	Investment in Securities
	Level 1 Quoted Price ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Other Significant Observable Inputs ($)	Total ($)

Assets
Asset-Backed Securities	—	9,034,431	—	9,034,431
Collateralized Mortgage Obligations	—	19,906,319	—	19,906,319
Corporate Bonds	—	11,979,113	—	11,979,113
Mortgage Pass-Through Securities	—	11,617,828	—	11,617,828
Taxable Municipal Bonds	—	7,706,482	—	7,706,482
U.S. Treasury / Federal Agency Securities	—	17,752,994	—	17,752,994
Short-Term Securities	1,441,557	—	—	1,441,557
Futures	56,173	—	—	56,173

	1,497,730	77,997,167	—	79,494,897

For the reporting period, there were no transfers between levels 1, 2 and 3.

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2017

Sit Tax-Free Income Fund

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)
Municipal Bonds - 90.4%
Alabama - 0.3%
Pell City Special Care Facs. Finance Auth. Rev. (Noland Health Services, Inc.)	500,000	5.00	12/1/31	549,775

Alaska - 1.4%
AK Hsg. Finance Corp. Mtg. Rev.	750,000	4.13	12/1/37	771,195
AK Hsg. Finance Corp. Mtg. Rev.	640,000	4.25	12/1/40	660,339
AK Hsg. Finance Corp. Mtg. Rev. (G.O. of Corp. Insured)	500,000	4.50	12/1/35	512,195
AK Hsg. Finance Corp. Rev. (State Capital Proj.)	500,000	4.00	6/1/36	532,650
AK Industrial Dev. & Export Auth. Rev. (Boys & Girls Home) [2,5,15]	250,000	5.50	N/A	16,875
AK Industrial Dev. & Export Auth. Rev. (GTR Fairbanks Community Hospital Foundation)	250,000	5.00	4/1/33	276,060

				2,769,314

Arizona - 2.0%
AZ Industrial Dev. Auth. Rev. (Bridgewater Avondale Proj.)	500,000	5.38	1/1/38	501,450
Glendale Industrial Dev. & Auth. Rev. (Beatitudes Campus Proj.)	300,000	5.00	11/15/36	308,934
Glendale Industrial Dev. & Auth. Rev. (Glencroft Retirement Community)	300,000	5.00	11/15/36	298,170
Maricopa Co. Industrial Dev. Auth. Education Rev. (Horizon Community Learning Center)	300,000	5.00	7/1/35	308,328
Maricopa Co. Industrial Dev. Auth. Rev. (Christian Care Surprise Inc.) [4]	250,000	5.75	1/1/36	255,455
Peoria Industrial Dev. Auth. Rev. (Sierra Winds Life Care Community)	400,000	5.25	11/15/29	411,344
Phoenix City Industrial Dev. Auth. Rev. (Great Hearts Academies Proj.)	250,000	6.30	7/1/42	288,028
Pima Co. Industrial Dev. Auth. Education Rev. (American Leadership Academy Proj.) [4]	370,000	4.75	6/15/37	365,364
Pima Co. Industrial Dev. Auth. Education Rev. (Coral Academy Science Proj.)	160,000	6.38	12/1/18	161,842
Quechan Indian Tribe of Fort Yuma Rev. (Tribal Economic Dev.)	455,000	9.75	5/1/25	518,937
Tempe Industrial Dev. Auth. Rev. (Mirabella at ASU Proj.) [4]	500,000	4.70	10/1/24	501,460

				3,919,312

California - 7.6%
CA Infrastructure & Econ. Dev. Rev. (Dept. of Social Services) (AMBAC G.O. of Authority Insured) [9]	500,000	5.00	12/1/18	510,040
CA School Facs. Finance Auth. Rev. (Azusa Unified School District) (AGM Insured) [6]	500,000	6.00	8/1/29	648,230
CA State G.O.	500,000	4.00	12/1/40	537,830
Carlsbad Unified School District G.O. Capital Appreciation [6]	400,000	6.13	8/1/31	450,940
Colton Joint Unified School District G.O. (AGM Insured) [6]	1,000,000	5.80	8/1/35	1,003,830
Encinitas Union School District G.O. Capital Appreciation [6]	500,000	6.75	8/1/35	573,920
Hartnell Community College G.O. [6]	500,000	7.00	8/1/34	522,715
Healdsburg Unified School District G.O. [6]	1,250,000	4.60	8/1/37	1,142,100
Imperial Community College District G.O. Capital Appreciation (AGM Insured) [6]	250,000	6.75	8/1/40	334,148
Los Alamitos Unified School District Capital Appreciation C.O.P. [6]	1,100,000	5.95	8/1/34	1,027,345
Martinez Unified School District G.O. [6]	250,000	6.13	8/1/35	315,548
Placentia-Yorba Linda Unified School District C.O.P. Capital Appreciation (AGM Insured) [6]	500,000	6.25	10/1/28	586,550
Redondo Beach School District G.O. [6]	600,000	6.38	8/1/34	798,150
Reef-Sunset Unified School District (BAM Insured) [6]	750,000	4.85	8/1/38	714,990
Ripon Unified School District G.O. (BAM Insured) [6]	270,000	4.50	8/1/30	298,847
Ripon Unified School District G.O. (BAM Insured) [6]	80,000	4.50	8/1/30	84,714
Sacramento Co. Water Financing Auth. Rev. (NATL-RE FGIC Insured) [1]	500,000	1.56	6/1/39	427,850
San Jose Financing Auth. Rev. (Civic Center Garage Proj.) [9]	400,000	5.00	6/1/39	449,664
South Tahoe Joint Powers Financing Auth. Tax Allocation Ref. (South Tahoe Redev. Proj.) (AGM Insured)	500,000	5.00	10/1/30	574,775
Southwest Community Finance Auth. Rev. (Riverside Co. Proj.)	350,000	6.00	5/1/24	355,306
Sulphur Springs Union School District C.O.P. (AGM Insured) [6]	450,000	6.50	12/1/37	581,459
Tracy Joint Unified School District G.O. Capital Appreciation [6]	600,000	7.30	8/1/41	511,728
Tustin Unified School District G.O. Capital Appreciation [6]	500,000	6.00	8/1/28	525,625

See accompanying notes to schedule of investments.
DECEMBER 31, 2017	7

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2017

Sit Tax-Free Income Fund (Continued)

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)
Upland Unified School District G.O. Capital Appreciation [6]	1,000,000	7.00	8/1/41	1,147,910
Val Verde Unified School District G.O. Capital Appreciation (AGM Insured) [6]	500,000	6.13	8/1/34	535,905

				14,660,119

Colorado - 2.3%
CO Educational & Cultural Facs. Auth. Rev. (CO Springs Charter Academy Proj.)	250,000	5.60	7/1/34	263,293
CO Educational & Cultural Facs. Auth. Rev. Ref. (Windsor Charter Academy) [4]	800,000	5.00	9/1/36	811,424
Copperleaf Metro District No. 2 G.O.	500,000	5.75	12/1/45	528,475
Crystal Crossing Metro District G.O.	500,000	5.25	12/1/40	509,040
East Morgan Co. Hospital District C.O.P. [9]	500,000	5.88	12/1/38	511,420
Lambertson Farms Metro District No. 1 G.O.	500,000	5.00	12/15/25	502,980
Leyden Rock Metropolitan District No. 10 G.O.	250,000	5.00	12/1/45	254,960
Palisade Metropolitan District No. 2 G.O.	500,000	5.00	12/1/46	507,860
St. Vrain Lakes Metropolitan District No. 2 G.O.	500,000	5.00	12/1/37	502,890

				4,392,342

Connecticut - 0.7%
CT Hsg. Finance Auth. Rev.	500,000	3.75	11/15/35	511,135
CT Hsg. Finance Auth. Rev.	550,000	3.88	11/15/35	584,810
CT Hsg. Finance Auth. Rev.	250,000	3.75	11/15/40	258,888

				1,354,833

District of Columbia - 0.3%
District of Columbia Rev. (Ingleside Rock Creek Proj.)	250,000	5.00	7/1/37	263,722
Washington Convention & Sports Auth. Rev. (AMBAC G.O. of Authority Insured)	250,000	5.00	10/1/19	250,695

				514,417

Florida - 10.8%
Alachua Co. Health Facs. Auth. Rev. (Oak Hammock University)	385,000	8.00	10/1/32	455,274
Babcock Ranch Community Independent District Special Assessment	250,000	5.00	11/1/31	257,655
Bay Co. Educational Facs. Rev. (Bay Haven Charter)	480,000	5.25	9/1/30	504,888
Blackburn Creek Community Dev. District Special Assessment (Grand Palm Proj.)	200,000	6.25	5/1/35	210,014
Blackburn Creek Community Dev. District Special Assessment (Grand Palm Proj.)	100,000	6.25	5/1/45	101,613
Capital Trust Agency Rev. (Elim Senior Housing, Inc.) [4]	250,000	5.00	8/1/27	254,245
Capital Trust Agency Rev. (Elim Senior Housing, Inc.) [4]	250,000	5.38	8/1/32	256,100
Capital Trust Agency Rev. (River City Educational Services, Inc. Proj.)	500,000	5.38	2/1/35	502,460
Capital Trust Agency Rev. (Tallahassee Tapestry) [4]	550,000	6.75	12/1/35	558,696
Capital Trust Agency Rev. (Tapestry Walden Senior Hsg. Proj.) [4]	250,000	6.75	7/1/37	251,913
Capital Trust Agency Rev. (Tuscan Gardens Senior Living Center)	250,000	7.00	4/1/35	256,518
Celebration Pointe Community Dev. District Special Assessment Rev. [4]	250,000	5.00	5/1/32	263,120
Collier Co. Industrial Dev. Auth. Rev. (Arlington of Naples Proj.) [4]	250,000	7.25	5/15/26	275,748
Collier Co. Industrial Dev. Auth. Rev. (Arlington of Naples Proj.) [4]	500,000	8.13	5/15/44	559,405
Collier Co. Industrial Dev. Auth. Rev. (NCH Healthcare System Proj.)	415,000	6.25	10/1/39	467,950
Durbin Crossing Community Dev. District Special Assessment (AGM Insured)	520,000	5.00	5/1/32	602,217
Fiddlers Creek Community Dev. District No. 2 Special Assessment Rev. [2,5,15]	100,000	5.75	N/A	74,000
FL Hsg. Finance Corp. (GNMA/FNMA Collateralized)	150,000	5.00	7/1/26	158,356
FL Hsg. Finance Corp. (GNMA/FNMA/FHLMC Collateralized)	180,000	5.00	7/1/39	187,124
FL Hsg. Finance Corp. (GNMA/FNMA/FHLMC Collateralized)	500,000	3.80	7/1/47	503,415
Florida Dev. Finance Corp. Rev. (Renaissance Charter School)	400,000	6.00	6/15/34	428,152
Gramercy Farms Community Dev. District Special Assessment [6]	535,000	3.24	5/1/39	310,300
Heritage Harbour North Community Dev. District Special Assessment	340,000	5.00	5/1/34	370,321
Lakewood Ranch Stewardship District Cap. Improvement Special Assessment Rev.	345,000	4.25	5/1/25	351,293
Lakewood Ranch Stewardship District Cap. Improvement Special Assessment Rev. (Country Club East Proj.)	250,000	6.70	5/1/33	276,028

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2017

Sit Tax-Free Income Fund (Continued)

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)
Lakewood Ranch Stewardship District Cap. Improvement Special Assessment Rev. (Lakewood Center)	400,000	7.40	5/1/30	457,644
Lakewood Ranch Stewardship District Cap. Improvement Special Assessment Rev. (Lakewood National)	300,000	5.25	5/1/37	321,930
Lakewood Ranch Stewardship District Cap. Improvement Special Assessment Rev. (Lakewood Ranch)	500,000	5.00	5/1/36	526,400
Lakewood Ranch Stewardship District Cap. Improvement Special Assessment Rev. (Webb Proj.) [4]	320,000	5.00	5/1/37	337,296
Lee Co. Industrial Dev. Auth. Rev. (Preserve Proj.) [4]	315,000	5.38	12/1/32	317,514
Lee Co. Industrial Dev. Auth. Rev. (Preserve Proj.) [4]	300,000	5.75	12/1/52	297,747
Lexington Oaks Community Dev. District Special Assessment Rev.	245,000	5.65	5/1/33	256,042
Live Oak No. 2 Community Dev. District Special Assessment Rev.	400,000	4.00	5/1/35	405,076
Long Lake Ranch Community Dev. District Special Assessment	175,000	5.63	5/1/24	181,256
Long Lake Ranch Community Dev. District Special Assessment	500,000	4.63	5/1/36	504,690
Magnolia Creek Community Dev. District Rev. [2,5,15]	250,000	5.60	N/A	52,500
Marshall Creek Community Dev. District Cap. Improvement Special Assessment Rev.	250,000	5.00	5/1/32	251,575
Miami-Dade Co. Transit Sales Tax Rev.	500,000	5.00	7/1/34	582,715
New River Community Dev. District Cap. Improvement Special Assessment Rev. 2, [5], [15]	230,000	5.00	N/A	2
Northern Palm Beach Co. Improvement District Special Assessment	500,000	5.00	8/1/29	535,215
Northern Palm Beach Co. Improvement District Special Assessment	250,000	5.00	8/1/37	267,258
Orange Co. Health Facs. Auth. Rev. (Presbyterian Retirement Community Proj.)	550,000	5.00	8/1/34	604,868
Orange Co. Health Facs. Auth. Rev. (Presbyterian Retirement Community Proj.)	500,000	5.00	8/1/35	555,150
Orange Co. Health Facs. Auth. Rev. (Presbyterian Retirement Community Proj.)	250,000	5.00	8/1/41	277,052
Orange Co. Hsg. Finance Auth. Rev. (GNMA/FNMA/FHLMC Collateralized)	890,000	3.55	9/1/30	932,373
Orange Co. Hsg. Finance Auth. Rev. (GNMA/FNMA/FHLMC Collateralized)	660,000	3.95	3/1/40	680,836
Orange Co. Hsg. Finance Auth. Rev. (GNMA/FNMA/FHLMC Collateralized)	500,000	3.75	9/1/47	510,005
Orange Co. Hsg. Finance Auth. Rev. (GNMA/FNMA/FHLMC Collateralized)	500,000	4.00	9/1/48	537,880
Orlando Tourist Dev. Rev. (Senior Lien Tourist Dev.) (AGM Insured)	250,000	5.00	11/1/38	292,972
Palm Beach Co. Health Facs. Auth. Rev. (ACTS Retirement-Life Community, Inc.)	500,000	5.00	11/15/32	566,505
Port St. Lucie Research Foundation Rev. (Vaccine Gene Therapy Inst.) [9]	500,000	5.00	5/1/33	518,530
Seven Oaks Community Dev. District Special Assessment Rev	250,000	5.50	5/1/33	263,792
Silverleaf Community Dev. District Special Assessment	100,000	6.75	5/1/44	107,319
Tolomato Community Dev. District Special Assessment [6]	40,000	6.61	5/1/39	39,996
Tolomato Community Dev. District Special Assessment [6]	185,000	6.61	5/1/40	148,185
Tolomato Community Dev. District Special Assessment [2], [5]	120,000	6.61	5/1/40	1
Tolomato Community Dev. District Special Assessment [6]	110,000	6.61	5/1/40	72,554
Tolomato Community Dev. District Special Assessment [6]	85,000	6.61	5/1/40	79,030
Tolomato Community Dev. District Special Assessment [6]	45,000	6.61	5/1/40	35,121
Waters Edge Community Dev. District Cap. Improvement Rev.	9,000	5.35	5/1/39	8,954
Waters Edge Community Dev. District Cap. Improvement Rev. [6]	270,000	6.60	5/1/39	270,872
Wiregrass Community Dev. District Special Assessment	250,000	5.38	5/1/35	266,885
Zephyr Ridge Community Dev. District Special Assessment 2, [5], [15]	450,000	5.25	N/A	337,500

				20,838,045

Georgia - 4.3%
Atlanta Dev. Auth. Senior Health Care Facs. Rev. (GA Proton Treatment Center)	250,000	6.00	1/1/23	254,538
Atlanta Dev. Auth. Senior Health Care Facs. Rev. (GA Proton Treatment Center)	250,000	6.50	1/1/29	259,690
Barnesville-Lamar County Ind. Dev. Auth. Rev. (Gordon College Property)	200,000	5.00	8/1/30	200,442
GA Housing & Finance Authority Rev.	1,280,000	3.80	12/1/37	1,309,939
GA Housing & Finance Authority Rev.	1,000,000	4.00	12/1/37	1,033,160
GA Housing & Finance Authority Rev.	500,000	4.00	12/1/39	525,905
GA Housing & Finance Authority Rev.	650,000	3.80	12/1/40	667,752
GA Housing & Finance Authority Rev.	485,000	3.80	12/1/40	497,338
GA Housing & Finance Authority Rev.	605,000	3.85	12/1/41	620,512
GA Housing & Finance Authority Rev.	1,000,000	3.55	12/1/42	998,330
GA Housing & Finance Authority Rev.	500,000	3.65	12/1/42	503,400

See accompanying notes to schedule of investments.
DECEMBER 31, 2017	9

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2017

Sit Tax-Free Income Fund (Continued)

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)
GA Tax Allocation (Beltline Proj.)	500,000	5.00	1/1/30	526,370
Gainesville Hospital Auth. Rev. (Northeast Georgia Health System, Inc. Proj.)	500,000	5.00	2/15/37	586,745
Glynn-Brunswick Memorial Hospital Auth. Rev. (Southeast Georgia Health System Proj.)	350,000	5.00	8/1/47	394,832

				8,378,953

Idaho - 1.0%
ID Health Facs. Authority Rev. (Terraces Boise Proj.)	475,000	7.00	10/1/24	532,522
ID Health Facs. Authority Rev. (Terraces Boise Proj.)	250,000	7.38	10/1/29	281,632
ID Health Facs. Authority Rev. (Terraces Boise Proj.)	500,000	8.00	10/1/44	575,350
ID Hsg. & Fin. Assoc. Nonprofit Facs. Rev. (Idaho Arts Charter School Proj.)	465,000	5.75	12/1/32	513,806

				1,903,310

Illinois - 7.5%
Bellwood G.O.	500,000	5.88	12/1/27	578,775
Burbank Educational Facs. Rev. (Intercultural Montessori Language School) [4]	500,000	6.00	9/1/35	510,715
Bureau Co. Township High School Dist. No. 502 G.O. (BAM Insured)	500,000	6.25	12/1/33	620,425
Chicago Heights G.O. (NATL-RE Insured)	500,000	4.50	12/1/29	532,500
Chicago Midway Airport Rev. (Second Lien)	500,000	5.25	1/1/35	566,440
Chicago Park Dist. G.O (Limited Tax)	1,000,000	5.00	1/1/28	1,117,180
Chicago Transit Auth. Sales Tax Rev.	250,000	5.25	12/1/30	273,118
DuPage Co. Community Consolidated School Dist. No. 89 Glen Ellyn G.O.	330,000	5.00	2/1/19	331,069
IL Educational Facs. Auth. Rev.	250,000	4.50	11/1/36	265,368
IL Educational Facs. Auth. Rev. (Field Museum of Natural History)	500,000	3.90	11/1/36	511,900
IL Fin. Auth. Rev. (Admiral Lake Proj.)	300,000	5.13	5/15/38	294,954
IL Fin. Auth. Rev. (Christian Homes, Inc.)	500,000	5.00	5/15/36	532,670
IL Fin. Auth. Rev. (Lifespace Communities)	500,000	5.00	5/15/35	556,550
IL Fin. Auth. Rev. (Rogers Park Montessori School Proj.)	400,000	5.00	2/1/24	405,512
IL Fin. Auth. Sports Facs. Rev. (North Shore Ice Arena Proj.)	1,000,000	6.25	12/1/38	703,070
IL G.O.	250,000	5.50	7/1/33	272,060
IL G.O. (AGM Insured)	500,000	4.00	2/1/30	519,685
IL Housing Dev. Auth. Rev. (Evergreen Towers)	350,000	4.95	7/1/34	379,684
IL Housing Dev. Auth. Rev. (GNMA/FNMA/FHLMC Collateralized)	450,000	3.88	4/1/41	452,034
IL Housing Dev. Auth. Rev. (GNMA/FNMA/FHLMC Collateralized)	400,000	4.00	10/1/48	429,668
IL Sports Facilities Auth. Rev. (State Tax Supported) (AGM Insured)	1,000,000	5.25	6/15/31	1,116,130
La Salle & Bureau Counties Township High School Dist. No. 120 LaSalle-Peru G.O. (BAM Insured)	250,000	5.00	12/1/31	293,535
Lake Co. Community Consolidated School District No. 50 Woodland G.O.	250,000	5.63	1/1/26	278,452
Lombard Public Facs. Corp. Rev. First Tier (Conference Center & Hotel Proj.) 2, [5]	1,000,000	5.25	1/1/36	280,000
Macon & Moultrie Counties Community Unit School District No. 3 Mt Zion G.O.	335,000	5.50	12/1/41	375,997
Macon County School District No. 61 Decatur G.O. (AGM Insured)	250,000	5.25	1/1/37	268,592
Malta Tax Allocation Rev. 2, [5]	1,921,000	5.75	12/30/25	614,720
Manhattan Special Service Area Special Tax No. 07-6 (Groebe Farm-Stonegate) 2, [5]	818,000	5.75	3/1/22	147,240
Metropolitan Pier & Exposition Auth. Rev. (McCormick Place Expansion Proj.) [6]	500,000	4.70	12/15/37	278,465
Metropolitan Pier & Exposition Auth. Rev. (McCormick Place Expansion Proj.)	250,000	5.00	6/15/57	271,635
Southwestern IL Dev. Auth. Tax Allocation Ref. (Local Govt. Program)	440,000	7.00	10/1/22	255,200
Upper Illinois River Valley Dev. Auth. Rev. (Cambridge Lakes Learning Center) [4]	250,000	4.00	12/1/22	247,795
Upper Illinois River Valley Dev. Auth. Rev. (Cambridge Lakes Learning Center) [4]	250,000	5.25	12/1/37	257,785

				14,538,923

Indiana - 2.4%
Carmel Multifamily Hsg. Rev. (Barrington Carmel Proj.)	600,000	6.00	11/15/22	637,830
Damon Run Conservancy Dist. G.O. (State Intercept Insured)	300,000	6.10	7/1/25	319,029
Evansville Hsg. Rev. (Silver Birch Evansville Proj.)	250,000	5.45	1/1/38	252,300
IN Finance Auth. Rev. (BHI Senior Living)	775,000	5.88	11/15/41	885,500
IN Finance Auth. Rev. (BHI Senior Living)	425,000	6.00	11/15/41	489,647

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2017

Sit Tax-Free Income Fund (Continued)

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)
IN Finance Auth. Rev. (Greencroft Obligated Group)	350,000	6.50	11/15/33	394,944
IN Housing & Community Dev. Auth. Rev. (Hammond Assisted Living Proj.)	500,000	5.75	1/1/36	499,970
Merrillville Industry Economic Dev. Rev. (Belvedere Housing Proj.)	300,000	5.75	4/1/36	296,964
Mishawaka Multifamily Hsg. Rev. (Silver Birch Mishawaka Proj.) [4]	500,000	5.38	1/1/38	501,340
Richmond Hospital Auth. Rev. (Reid Hospital & Health Care)	350,000	5.00	1/1/35	393,936

				4,671,460

Iowa - 0.5%
IA Fin. Auth. Rev. (Lifespace Communities, Inc.)	650,000	5.00	5/15/36	731,198
IA Student Loan Liquidity Corp. Rev.	250,000	5.80	12/1/31	266,360

				997,558

Kansas - 0.4%
Wichita Health Care Facs. Rev. (Kansas Masonic Home)	300,000	5.25	12/1/36	322,281
Wichita Health Care Facs. Rev. (Presbyterian Manors, Inc.)	500,000	6.25	5/15/34	502,815

				825,096

Kentucky - 0.2%
Pikeville Hospital Rev. Ref. (Pikeville Medical Center)	425,000	6.50	3/1/41	475,711

Louisiana - 1.5%
Denham Springs/Livingston Hsg. & Mtg. Finance Auth. Rev. (GNMA/FHLMC Collateralized)	29,319	5.00	11/1/40	29,443
LA Hsg. Fin. Agy. Single Family Mtg. Rev. (Home Ownership Program) (GNMA/FHLMC Collateralized)	85,000	6.00	12/1/28	86,471
LA Hsg. Fin. Agy. Single Family Mtg. Rev. (Mtg. Backed Sec. Prog.) (GNMA/FHLMC Collateralized)	195,000	4.60	6/1/29	205,493
LA Local Government Environmental Facilities & Community Development Auth.	500,000	5.25	11/15/25	542,505
LA Local Government Environmental Facilities & Community Development Auth.	500,000	6.00	11/15/30	566,175
LA Public Facs. Auth. Rev.	300,000	5.00	7/1/35	342,222
LA Public Facs. Auth. Rev. (Belle-Chase Educational Foundation Proj.) (NATL-RE Insured)	250,000	6.50	5/1/31	269,842
LA Public Facs. Auth. Rev. (Tulane Univ. Proj.) (NATL-RE Insured) [1]	640,000	1.65	2/15/36	582,906
St. Tammany Parish Fin. Auth. Rev. (Christwood Proj.)	300,000	5.25	11/15/37	323,616

				2,948,673

Maine - 1.1%
ME Hsg. Auth. Rev.	600,000	4.00	11/15/35	628,644
ME Hsg. Auth. Rev.	500,000	4.00	11/15/37	527,475
ME Hsg. Auth. Rev.	250,000	4.50	11/15/37	264,040
ME Hsg. Auth. Rev.	250,000	3.55	11/15/40	253,772
ME Hsg. Auth. Rev.	500,000	3.85	11/15/40	517,590

				2,191,521

Maryland - 0.5%
MD Community Dev. Administration Rev.	200,000	5.13	9/1/30	212,714
MD Community Dev. Administration Rev.	350,000	3.75	3/1/39	361,680
Montgomery Co. Housing Opportunities Commission Rev.	405,000	4.00	7/1/38	410,986

				985,380

Massachusetts - 2.1%
MA Dev. Finance Agy. Rev. (Newbridge on the Charles, Inc.) [4]	300,000	5.00	10/1/47	325,509
MA Education Finance Auth. Education Rev.	180,000	5.15	1/1/26	187,778
MA Housing Finance Agy. Rev.	250,000	4.75	6/1/35	267,068
MA Housing Finance Agy. Rev.	500,000	3.75	12/1/40	514,685
MA Housing Finance Agy. Rev.	900,000	3.85	12/1/47	904,401
MA Housing Finance Agy. Rev. (FHA Insured)	500,000	5.30	12/1/38	532,175
MA Housing Finance Agy. Rev. (GNMA/FNMA/FHLMC Collateralized)	1,250,000	3.90	12/1/38	1,294,012

				4,025,628

See accompanying notes to schedule of investments.
DECEMBER 31, 2017	11

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2017

Sit Tax-Free Income Fund (Continued)

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)
Michigan - 2.3%
MI Finance Auth. Rev. (Presbyterian Village)	250,000	5.25	11/15/35	263,478
MI Hsg. Dev. Auth. (G.O. of Authority Insured)	250,000	4.63	10/1/41	261,320
MI Hsg. Dev. Auth. Rev.	500,000	4.10	10/1/35	523,405
MI Hsg. Dev. Auth. Rev.	500,000	3.70	12/1/36	513,465
MI Hsg. Dev. Auth. Rev.	705,000	3.95	12/1/40	727,969
MI Hsg. Dev. Auth. Rev.	300,000	3.75	10/1/42	304,668
MI Hsg. Dev. Auth. Rev.	500,000	3.70	12/1/45	506,130
Muskegon Heights Water Supply Rev. (NATL Insured)	510,000	4.15	11/1/23	513,448
Muskegon Heights Water Supply Rev. (NATL Insured)	425,000	4.20	11/1/24	427,898
Taylor Brownfield Redevelopment Authority (NATL Insured)	250,000	5.00	5/1/32	277,700
Universal Academy Michigan Public School Rev.	185,000	6.50	12/1/23	191,390

				4,510,871

Minnesota - 0.4%
MN Hsg. Fin. Agy. Mtg. Rev. (Mtg. Backed Securities Program) (GNMA/FNMA Collateralized)	110,000	4.40	7/1/32	117,610
MN Hsg. Fin. Agy. Residential Hsg. Rev.	185,000	5.10	1/1/40	189,272
MN Rev. (Senior Living LLC Proj.)	500,000	5.00	1/1/47	519,410

				826,292

Mississippi - 0.3%
MS Home Corp. Single Family Mtg. Rev. (GNMA/FNMA/FHLMC Collateralized)	25,000	6.75	6/1/39	26,014
MS Home Corp. Single Family Mtg. Rev. (GNMA/FNMA/FHLMC Collateralized)	500,000	4.00	12/1/43	532,950

				558,964

Missouri - 0.4%
Kansas City Industrial Dev. Auth. Rev. (Kansas City Pkg. LLC)	300,000	5.45	9/1/23	312,864
Kansas City Industrial Dev. Auth. Rev. (United Methodist Retirement Home, Inc.) [4]	500,000	5.75	11/15/36	499,390

				812,254

Montana - 0.6%
Forsyth Pollution Control Rev.	250,000	5.00	5/1/33	268,405
MT Board of Housing Single Family Rev.	210,000	4.00	12/1/38	219,874
MT Board of Housing Single Family Rev. (FHA Insured)	295,000	3.75	12/1/38	305,045
MT Board of Housing Single Family Rev. (G.O. of BRD Insured)	105,000	4.70	12/1/26	110,067
MT Facs. Finance Auth. Rev. (Great Falls Pre-Release Services Proj.)	304,515	5.08	4/1/21	306,406

				1,209,797

Nebraska - 0.3%
Douglas Co. Hospital Auth. No. 3 (Methodist Hospital)	400,000	5.00	11/1/30	462,100
Mead Village Tax Allocation Rev. (E3 Biofuels - Mead LLC Proj.) [2], [5], [15]	410,000	5.13	N/A	36,900

				499,000

Nevada - 0.7%
City of North Las Vegas (Special Northern Beltway Commercial Area) [4]	400,000	4.00	12/1/27	390,072
City of North Las Vegas (Special Northern Beltway Commercial Area) [4]	400,000	5.00	12/1/37	402,156
Nevada Hsg. Division Rev. (GNMA/FNMA/FHLMC Collateralized)	520,000	3.85	10/1/39	535,184
NV Hsg. Dev. Single Family Mtg. Program Mezzanine (GNMA/FNMA/FHLMC Collateralized)	40,000	5.10	10/1/40	40,636

				1,368,048

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2017

Sit Tax-Free Income Fund (Continued)

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)
New Hampshire - 0.6%
NH Health & Educ. Facs. Auth. Rev. (Wentworth Douglas Hospital)	400,000	6.00	1/1/34	449,884
NH Hsg. Fin. Agy. Rev. (Cimarron, Whittier Falls & Mars) (FHA Insured)	725,000	4.00	7/1/52	727,719

				1,177,603

New Jersey - 1.8%
NJ Economic Dev. Auth. Rev. (North Star Academy Charter School Newark)	250,000	5.00	7/15/47	273,175
NJ Health Care Facs. Fin. Auth. Rev. (Hospital Asset Transformation) [9]	400,000	5.25	10/1/38	409,184
NJ Higher Education Assistance Auth. Student Loan Rev.	15,000	5.00	12/1/28	16,112
NJ Hsg. & Mtg. Finance Agy. Rev.	310,000	5.05	10/1/39	314,910
NJ Hsg. & Mtg. Finance Agy. Rev. (Mciver Homes Hsg. Proj.) (FHLMC Collateralized)	550,000	3.60	1/1/30	570,031
NJ Hsg. & Mtg. Finance Agy. Single Family Mtg. Rev.	370,000	4.50	10/1/30	391,897
NJ Transportation Trust Fund Auth. Rev. (Federal Highway Reimbursement Notes)	500,000	5.00	6/15/24	507,675
NJ Transportation Trust Fund Auth. Rev. (Federal Highway Reimbursement Notes)	575,000	5.00	6/15/29	583,228
NJ Transportation Trust Fund Auth. Rev. (Transportation System)	400,000	5.88	12/15/38	414,048

				3,480,260

New Mexico - 1.4%
NM Mtg. Fin. Auth. Rev.	455,000	3.80	9/1/46	466,471
NM Mtg. Fin. Auth. Single Family Mtg. Rev. (FHA Insured)	365,000	3.90	9/1/42	373,738
NM Mtg. Fin. Auth. Single Family Mtg. Rev. (GNMA/FNMA/FHLMC Collateralized)	205,000	4.80	9/1/29	208,885
NM Mtg. Fin. Auth. Single Family Mtg. Rev. (GNMA/FNMA/FHLMC Collateralized)	205,000	5.35	9/1/30	209,559
NM Mtg. Fin. Auth. Single Family Mtg. Rev. (GNMA/FNMA/FHLMC Collateralized)	465,000	5.25	9/1/34	477,894
NM Mtg. Fin. Auth. Single Family Mtg. Rev. (GNMA/FNMA/FHLMC Collateralized)	500,000	3.70	9/1/42	513,370
NM Mtg. Fin. Auth. Single Family Mtg. Rev. (GNMA/FNMA/FHLMC Collateralized)	365,000	4.13	9/1/42	377,494

				2,627,411

New York - 4.1%
Hempstead Town Local Development Corp. Rev. (Hofstra University Proj.)	350,000	4.00	7/1/33	369,789
New York City Housing Development Corp. Multifamily Mtg. Rev.	250,000	4.60	11/1/36	265,558
New York City Housing Development Corp. Multifamily Mtg. Rev.	300,000	4.05	11/1/41	312,036
New York City Housing Development Corp. Multifamily Mtg. Rev.	650,000	3.65	11/1/47	649,974
New York City Housing Development Corp. Rev.	500,000	3.80	11/1/37	511,000
New York City Municipal Water Finance Authority	750,000	5.00	6/15/38	856,875
NY Mortgage Agency Rev.	500,000	3.70	10/1/38	512,930
NY Mortgage Agency Rev.	500,000	3.75	10/1/38	512,210
NY Mortgage Agency Rev.	500,000	3.80	10/1/40	513,890
NY Mortgage Agency Rev.	200,000	3.75	10/1/42	203,216
NY State Dormitory Auth. Rev. Ref. (Miriam Osborne Memorial Home)	500,000	5.00	7/1/42	518,595
NY State Dormitory Auth. Rev. Ref. (N. Shore-Long Island Jewish Obligation)	300,000	5.00	5/1/33	347,601
NY State Housing Finance Agency Rev. (Affordable Hsg. Proj.)	590,000	3.75	11/1/37	604,591
NY State Housing Finance Agency Rev. (Affordable Hsg. Proj.)	400,000	4.88	11/1/42	422,168
NY State Housing Finance Agency Rev. (Affordable Hsg. Proj.) (FNMA/FHLMC Collateralized)	500,000	3.65	11/1/34	515,095
NY State Housing Finance Agency Rev. (Affordable Hsg. Proj.) (GNMA/FNMA/FHLMC Collateralized)	500,000	3.95	11/1/37	523,105
NY State Housing Finance Agency Rev. (GNMA/FNMA/FHLMC Collateralized)	250,000	4.10	11/1/41	264,262

				7,902,895

North Carolina - 1.2%
NC Housing Finance Agency Rev.	650,000	3.85	7/1/37	683,312
NC Housing Finance Agency Rev.	255,000	3.60	7/1/41	258,812
NC Housing Finance Agency Rev.	1,250,000	4.00	7/1/47	1,343,250

				2,285,374

See accompanying notes to schedule of investments.
DECEMBER 31, 2017	13

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2017

Sit Tax-Free Income Fund (Continued)

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)
North Dakota - 0.3%
ND Housing Finance Agency Rev.	500,000	4.00	7/1/48	537,070

Ohio - 1.5%
Cuyahoga Co. Hsg. Mtg. Sr. Rev. (R H Myers Apts. Proj.) (GNMA Collateralized)	636,800	5.70	3/20/42	651,064
Dayton-Montgomery County Port Auth. Rev. (Storypoint Troy Proj.)	400,000	7.00	1/15/40	422,196
Lake Co. Port & Economic Dev. Auth. Rev. (Tapestry Wickliffe Proj.) [4]	250,000	6.50	12/1/37	251,305
Lucas Metro Hsg. Auth.	500,000	5.00	11/1/36	541,680
OH Housing Finance Agency Rev. (GNMA/FNMA Collateralized)	475,000	4.05	3/1/37	503,680
OH Housing Finance Agency Rev. (GNMA/FNMA/FHLMC Collateralized)	480,000	3.35	9/1/39	486,216

				2,856,141

Oklahoma - 0.3%
Fort Sill Apache Tribe Economic Dev. Auth. [4]	525,000	8.50	8/25/26	608,974

Oregon - 2.2%
Clackamas Co. Hospital Fac. Auth. Rev. (Willamette View Proj.)	460,000	5.00	11/15/52	485,268
Clackamas Co. Hsg. Auth. Rev. (Easton Ridge Apts. Proj.)	350,000	3.50	9/1/33	356,293
Deschutes Co. G.O. (AGC Insured)	635,000	4.45	6/1/28	642,556
Forest Grove Rev. (Campus Improvement-Pacific Unv. Proj.)	250,000	5.25	5/1/34	272,792
OR Hsg. & Community Services Dept. Rev. (Single Family Mtg. Program)	330,000	3.75	7/1/35	341,180
OR Hsg. & Community Services Dept. Rev. (Single Family Mtg. Program)	420,000	4.00	7/1/38	431,894
OR Hsg. & Community Services Dept. Rev. (Single Family Mtg. Program)	500,000	3.75	7/1/48	495,510
OR State Ref G.O. (Veterans Welfare Service)	1,000,000	3.90	12/1/39	1,049,020
Polk Co. Hospital Fac. Auth. Rev. (Dallas Retirement Village Proj.)	250,000	5.13	7/1/35	263,095

				4,337,608

Pennsylvania - 3.6%
Allegheny Co. Industrial Dev. Auth. Charter School Rev. (Propel Charter-McKeesport)	160,000	5.90	8/15/26	170,242
Butler Co. General Authority Rev. (School District Proj.) (AGM G.O. of District) [1]	465,000	1.84	10/1/34	406,763
Central Bradford Progress Auth. Rev. (Guthrie Healthcare System)	250,000	5.50	12/1/31	283,873
Dauphin Co. General Auth. Rev. (Harrisburg University Science Technology) [4]	400,000	4.00	10/15/22	399,292
Erie Co. Hospital Auth. Rev. (St. Vincent Health Center Proj.)	250,000	7.00	7/1/27	267,392
PA Higher Educational Facs. Auth. Rev. (La Salle University)	280,000	5.00	5/1/42	295,436
PA Hsg. Finance Agy. Rev.	500,000	3.90	10/1/36	522,020
PA Hsg. Finance Agy. Rev.	500,000	4.05	10/1/40	520,695
PA Hsg. Finance Agy. Rev.	500,000	4.05	10/1/40	519,445
PA Hsg. Finance Agy. Rev.	900,000	3.65	10/1/42	902,646
PA Hsg. Finance Agy. Rev.	250,000	4.00	10/1/42	257,245
PA Hsg. Finance Agy. Rev.	265,000	4.00	10/1/46	283,182
PA Turnpike Commission Rev. Capital Appreciation [6]	500,000	5.13	12/1/35	547,085
PA Turnpike Commission Rev. Capital Appreciation [6]	1,250,000	4.36	12/1/38	1,381,575
Philadelphia Industrial Dev. Auth. Rev. (Charter School Proj.)	250,000	5.63	8/1/36	256,918

				7,013,809

Rhode Island - 0.1%
RI Hsg. & Mortgage Finance Corp. Rev.	250,000	3.90	10/1/37	256,752

South Carolina - 0.6%
SC Education Assistance Auth. Student Loan Rev.	250,000	5.10	10/1/29	261,018
SC Public Service Auth. Rev. (Santee Cooper)	250,000	5.00	12/1/38	280,352
SC Public Service Auth. Rev. (Santee Cooper)	500,000	5.75	12/1/43	579,535

				1,120,905

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2017

Sit Tax-Free Income Fund (Continued)

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)
South Dakota - 0.3%
SD Health & Educational Facs. Auth. Rev. (Westhills Village Retirement Community)	500,000	5.00	9/1/40	568,805

Tennessee - 2.9%
Franklin Health & Education Facs. Board Rev. (Provision Cares Proton Therapy Center) [4]	500,000	6.50	6/1/27	517,815
Memphis-Shelby Co. Industrial Dev. Board Tax Allocation Ref. (Graceland Proj.)	250,000	4.75	7/1/27	262,272
Shelby Co. Health, Education & Hsg. Facs. Rev. (CME Memphis Apts. Proj.) 2, [5]	1,850,000	5.35	1/1/19	4,625
Shelby Co. Health, Education & Hsg. Facs. Rev. (CME Memphis Apts. Proj.) 2, [5]	7,875,000	5.55	1/1/29	19,688
Shelby Co. Health, Education & Hsg. Facs. Rev. (CME Memphis Apts. Proj.) 2, [5]	1,630,000	6.00	1/1/29	16
Shelby Co. Health, Education & Hsg. Facs. Rev. (Trezevant Manor Proj.) [4]	350,000	5.00	9/1/37	359,636
TN Hsg. Dev. Agency. Rev.	660,000	3.88	7/1/35	687,126
TN Hsg. Dev. Agency. Rev.	395,000	3.95	7/1/35	414,015
TN Hsg. Dev. Agency. Rev.	700,000	3.70	7/1/36	723,443
TN Hsg. Dev. Agency. Rev.	735,000	4.00	7/1/39	776,785
TN Hsg. Dev. Agency. Rev.	1,200,000	3.45	7/1/40	1,188,372
TN Hsg. Dev. Agency. Rev.	535,000	3.65	7/1/47	546,123

				5,499,916

Texas - 6.0%
Arlington Higher Education Finance Corp., Education Rev. (Arlington Classics Academy)	880,000	7.00	8/15/28	966,275
Arlington Higher Education Finance Corp., Education Rev. (Leadership Prep School)	200,000	5.00	6/15/36	202,076
Bexar Co. Rev. (Venue Proj.)	1,000,000	5.00	8/15/39	1,098,260
Dallas/Fort Worth International Airport Rev. (JT Improvement)	500,000	5.25	11/1/37	586,555
Galveston Co. Municipal Utility Dist. No. 52 G.O.	1,745,617	5.87	2/21/18	1,571,055
Harris Co. Cultural Education Facs. Finance Corp. Rev. (Brazos Presbyterian Homes, Inc. Proj.)	500,000	5.00	1/1/37	519,825
Harris Co. Cultural Education Facs. Finance Corp. Rev. (Space Center Houston Proj.)	600,000	6.75	8/15/21	648,702
Harris-Fort Bend Counties Municipal Utilities Dist. No. 5 G.O. (AGC Insured)	300,000	4.88	4/1/25	302,646
New Hope Cultural Education Facs. Corp. Rev. (Cardinal Bay, Inc.)	400,000	5.00	7/1/46	444,072
New Hope Cultural Education Facs. Corp. Rev. (Jubilee Academic Center) [4]	250,000	5.00	8/15/36	253,680
New Hope Cultural Education Facs. Corp. Rev. (NCCD-College Station Properties, LLC)	250,000	5.00	7/1/35	206,850
New Hope Cultural Education Facs. Corp. Rev. (Wesleyan Homes Inc. Proj.)	250,000	5.50	1/1/35	271,570
North Central Texas Health Facility Development Corp. (CC Young Memorial Home)	207,000	5.38	2/15/25	207,141
Red River Health Facs. Dev. Corp. Rev. (MRC Crossings Proj.)	250,000	7.50	11/15/34	290,498
Sugar Land Dev. Corp. Rev. (BAM Insured)	500,000	5.00	2/15/33	556,370
Tarrant County Cultural Education Facs. Finance Corp. Rev. (Air Force Villages Proj.)	300,000	5.00	5/15/37	316,554
Tarrant County Cultural Education Facs. Finance Corp. Rev. (Buckingham Senior Living Community, Inc.)	500,000	5.63	11/15/27	500,125
Tarrant County Cultural Education Facs. Finance Corp. Rev. (Buckner Retirement Service)	500,000	5.00	11/15/37	571,065
Tarrant County Cultural Education Facs. Finance Corp. Rev. (Buckner Senior Living Ventana Proj.)	250,000	5.63	11/15/24	257,542
Tarrant County Cultural Education Facs. Finance Corp. Rev. (Buckner Senior Living Ventana Proj.)	500,000	6.63	11/15/37	561,335
Travis County Health Facs. Dev. Corp. Rev. (Longhorn Village Proj.)	300,000	7.13	1/1/46	344,850
Travis County Health Facs. Dev. Corp. Rev. (Longhorn Village Proj.) [1]	425,000	5.25	1/1/47	458,652
TX Grand Parkway Transportation Corp. Rev. [6]	500,000	5.50	10/1/35	480,980

				11,616,678

Utah - 0.8%
UT Charter School Finance Auth. Rev. (Spectrum Academy Proj.) [4]	250,000	6.00	4/15/45	262,182
UT Hsg. Corp. Single Family Mtg. Rev.	75,000	5.75	1/1/33	78,137
UT Hsg. Corp. Single Family Mtg. Rev.	140,000	4.60	7/1/34	144,837
UT Hsg. Corp. Single Family Mtg. Rev. (FHA Insured)	480,000	4.00	1/1/36	506,578
West Valley City Municipal Building Auth. Rev. (AGM Insured)	400,000	5.00	2/1/39	469,400

				1,461,134

Vermont - 0.3%
VT Hsg. Fin. Agy. Rev. (GNMA/FNMA/FHLMC Collateralized)	500,000	3.50	5/1/38	505,675

See accompanying notes to schedule of investments.
DECEMBER 31, 2017	15

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2017

Sit Tax-Free Income Fund (Continued)

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)
Virginia - 2.5%
Farms New Kent Community Dev. Auth. Special Assessment 2, [5]	500,000	5.13	3/1/36	175,000
VA Hsg. Dev. Auth. Rev.	250,000	3.55	5/1/41	256,000
VA Hsg. Dev. Auth. Rev. (Commonwealth Mtg.)	1,000,000	3.63	1/1/31	1,029,650
VA Hsg. Dev. Auth. Rev. (Commonwealth Mtg.)	525,000	3.88	1/1/38	540,698
VA Hsg. Dev. Auth. Rev. (Commonwealth Mtg.)	550,000	4.80	7/1/38	609,103
VA Hsg. Dev. Auth. Rev. (Commonwealth Mtg.)	500,000	4.75	10/1/38	552,615
VA Hsg. Dev. Auth. Rev. (Commonwealth Mtg.)	500,000	4.75	10/1/38	552,615
VA Hsg. Dev. Auth. Rev. (Rental Hsg. Proj.)	400,000	4.13	7/1/33	422,300
VA Hsg. Dev. Auth. Rev. (Rental Hsg. Proj.)	500,000	5.00	12/1/39	520,525
VA Hsg. Dev. Auth. Rev. (Rental Hsg. Proj.) (G.O. of Auth. Insured)	250,000	4.60	12/1/38	261,320

				4,919,826

Washington - 2.5%
Pike Place Market Preservation Dev. Auth. Rev.	500,000	5.00	12/1/40	574,500
Seattle Hsg. Auth. Rev.	500,000	3.85	12/1/47	504,920
Vancouver Hsg. Auth. Rev.	500,000	3.75	8/1/34	516,325
WA Hsg. Fin. Commission Multi Family Mtg. Rev. (Bayview Manor Homes) [4]	250,000	5.00	7/1/31	264,348
WA Hsg. Fin. Commission Multi Family Mtg. Rev. (Bayview Manor Homes) [4]	750,000	5.00	7/1/36	782,685
WA Hsg. Fin. Commission Multi Family Mtg. Rev. (Horizon House Proj.) [4]	500,000	5.00	1/1/38	551,720
WA Hsg. Fin. Commission Multi Family Mtg. Rev. (Wesley Homes Lea Hill Proj.) [4]	300,000	5.00	7/1/36	313,074
WA Hsg. Fin. Commission Rev. (Heron’s Key Senior Living) [4]	400,000	6.50	7/1/30	426,572
WA Hsg. Fin. Commission Single Family Mtg. Rev. (GNMA/FNMA/FHLMC Collateralized)	70,000	4.60	10/1/33	71,830
WA Hsg. Fin. Commission Single Family Mtg. Rev. (GNMA/FNMA/FHLMC Collateralized)	250,000	3.80	12/1/45	252,302
WA Hsg. Fin. Commission Single Family Mtg. Rev. (GNMA/FNMA/FHLMC Collateralized)	500,000	4.00	12/1/47	531,450

				4,789,726

West Virginia - 0.8%
WV Hsg. Dev. Fund Rev.	250,000	3.75	11/1/32	261,350
WV Hsg. Dev. Fund Rev.	465,000	3.80	11/1/35	481,628
WV Hsg. Dev. Fund Rev.	500,000	4.00	11/1/37	531,115
WV Hsg. Dev. Fund Rev.	260,000	4.10	11/1/45	272,628

				1,546,721

Wisconsin - 4.2%
WI Health & Education Facs. Auth. Rev. (Three Pillars Senior Living)	1,000,000	5.00	8/15/43	1,084,340
WI Health & Educational Facs. Auth. Rev. (Aspirus, Inc. Obligation Group)	500,000	5.00	8/15/32	575,740
WI Health & Educational Facs. Auth. Rev. (Benevolent Corp. Cedar Community)	300,000	5.00	6/1/37	317,208
WI Health & Educational Facs. Auth. Rev. (Froedtert Health, Inc. Obligated Group)	500,000	5.00	4/1/35	588,690
WI Health & Educational Facs. Auth. Rev. (Marshfield Clinic Health System)	850,000	5.00	2/15/47	945,242
WI Housing & Economic Dev. Auth. Rev.	250,000	3.88	11/1/35	259,372
WI Housing & Economic Dev. Auth. Rev.	500,000	4.15	5/1/55	510,365
WI Public Finance Auth. Rev. (Delray Beach Radiation Therapy) [4]	750,000	6.25	11/1/28	783,518
WI Public Finance Auth. Rev. (Glenridge Palmer Ranch Proj.)	500,000	8.25	6/1/46	587,080
WI Public Finance Auth. Rev. (Mountain Island Charter School)	820,000	5.00	7/1/37	867,019
WI Public Finance Auth. Rev. (Rose Villa Proj.)	450,000	5.00	11/15/24	490,864
WI Public Finance Auth. Rev. (Roseman University Health Sciences)	250,000	5.00	4/1/25	268,972
WI Public Finance Auth. Rev. (Roseman University Health Sciences)	500,000	5.50	4/1/32	546,180
WI State Rev.	225,000	6.00	5/1/27	238,072

				8,062,662

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2017

Sit Tax-Free Income Fund (Continued)

Name of Issuer	Principal Amount ($)/ Quantity	Coupon Rate (%)	Maturity Date	Fair Value ($)
Wyoming - 0.5%
WY Community Dev. Auth. Rev.	505,000	3.75	12/1/32	523,847
WY Community Dev. Auth. Rev.	50,000	4.25	12/1/37	50,402
WY Community Dev. Auth. Rev.	285,000	4.05	12/1/38	290,424

				864,673

Total Municipal Bonds (cost: $182,619,473)				174,766,214

Investment Companies - 3.7%
BlackRock Long-Term Municipal Advantage Trust (BTA)		59,383		712,596
BlackRock MuniHoldings Florida Insured Fund (MFL)		47,500		694,450
BlackRock MuniHoldings Quality Fund II, Inc. (MUE)		10,000		139,100
BlackRock MuniHoldings Quality Fund, Inc. (MUS)		21,438		286,840
BlackRock MuniYield Insured Fund (MYI)		71,171		982,872
BlackRock MuniYield Michigan Insured Fund (MIY)		21,538		301,532
Deutsche Municipal Income Trust (KTF)		4,608		54,835
Invesco Municipal Opportunity Trust (VMO)		18,400		228,160
Invesco Municipal Trust (VKQ)		15,000		187,500
Invesco Quality Municipal Income Trust (IQI)		25,000		312,750
Invesco Van Kampen Advantage Muni Income Trust (VKI)		40,200		457,476
Invesco Van Kampen Trust For Investment Grade Municipals (VGM)		15,000		197,700
Managed Duration Investment Grade Municipal Fund (MZF)		36,123		485,132
Nuveen AMT-Free Quality Municipal Income Fund (NEA)		117,572		1,616,615
Nuveen Quality Municipal Income Fund (NAD)		21,173		297,692
Putnam Municipal Opportunities Trust (PMO)		15,000		185,250

Total Investment Companies (cost: $6,983,660)				7,140,500

Total Investments in Securities - 94.1% (cost: $189,603,133)				181,906,714
Other Assets and Liabilities, net - 5.9%				11,310,086

Total Net Assets - 100.0%				$193,216,800

[1]	Variable rate security. Rate disclosed is as of December 31, 2017. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
[2]	Securities considered illiquid by the Investment Adviser. The total value of such securities as of December 31, 2017 was $1,759,067 and represented 0.9% of net assets.
[4]	144A Restricted Security. The total value of such securities as of December 31, 2017 was $14,215,050 and represented 7.4% of net assets. These securities have been determined to be liquid by the Adviser in accordance with guidelines established by the Board of Directors.
[5]	The issuer is in default of interest or principal payments, or other debt covenants. Income is not being accrued. The total value of such securities as of December 31, 2017 was $1,759,067 and represented 0.9% of net assets.
[6]	Zero coupon or convertible capital appreciation bond, for which the rate disclosed is either the effective yield on purchase date or the coupon rate to be paid upon conversion to coupon paying, respectively.
[9]	Municipal Lease Security. The total value of such securities as of December 31, 2017 was $2,398,838 and represented 1.2% of net assets. These securities have been determined to be liquid by the Adviser in accordance with guidelines established by the Board of Directors.
[15]	Securities with a “N/A” maturity date have passed their stated maturity date and have pending restructuring arrangements.

Numeric footnotes not disclosed are not applicable to this Schedule of Investments.

See accompanying notes to schedule of investments.
DECEMBER 31, 2017	17

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2017

Sit Tax-Free Income Fund (Continued)

Short futures contracts outstanding as of December 31, 2017 were as follows:

Type	Contracts	Expiration Date	Notional Amount ($)	Value/ Unrealized Appreciation Depreciation ($)
Short Futures: [10]
U.S. Treasury 10-Year	237	March 2018	29,399,115	98,855
U.S. Treasury 2-Year	31	March 2018	6,637,391	12,450
U.S. Treasury 5-Year	27	March 2018	3,136,430	12,109
U.S. Treasury Long Bond	27	March 2018	4,131,000	(20,169)

				103,245

[10]	The amount of $2,000,000 in cash was segregated with the broker to cover margin requirements for derivative transactions as of December 31, 2017.

A summary of the levels for the Fund’s investments as of December 31, 2017 is as follows (see notes to Schedule of Investments):

	Investment in Securities
	Level 1 Quoted Price ($)	Level 2 Other significant observable inputs ($)	Level 3 Significant unobservable inputs ($)	Total ($)
Assets
Municipal Bonds	—	174,766,214	—	174,766,214
Investment Companies	7,140,500	—	—	7,140,500
Futures	123,414	—	—	123,414

	7,263,914	174,766,214	—	182,030,128

Liabilities
Futures	(20,169)	—	—	(20,169)

For the reporting period, there were no transfers between levels 1, 2 and 3.

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2017

Sit Minnesota Tax-Free Income Fund

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)
Municipal Bonds - 95.3%
Education/Student Loan - 14.1%
Baytown Township Rev. (St. Croix Prep)	750,000	4.00	8/1/36	727,935
Baytown Township Rev. (St. Croix Prep)	1,250,000	4.00	8/1/41	1,194,738
Baytown Township Rev. (St. Croix Prep)	1,000,000	4.25	8/1/46	983,700
Bethel Charter School Lease Rev. (Spectrum High School Proj.)	500,000	3.50	7/1/27	500,000
Bethel Charter School Lease Rev. (Spectrum High School Proj.)	900,000	4.00	7/1/32	919,278
Bethel Charter School Lease Rev. (Spectrum High School Proj.)	750,000	4.00	7/1/37	754,125
Bethel Charter School Lease Rev. (Spectrum High School Proj.)	1,500,000	4.25	7/1/47	1,525,815
Brooklyn Park Charter School Lease Rev. (Athlos Leadership Academy Proj.)	605,000	5.25	7/1/30	613,222
Cologne Charter School Lease Rev. (Cologne Academy Proj.)	285,000	4.00	7/1/21	292,957
Cologne Charter School Lease Rev. (Cologne Academy Proj.)	295,000	4.00	7/1/22	303,933
Cologne Charter School Lease Rev. (Cologne Academy Proj.)	575,000	5.00	7/1/29	618,568
Cologne Charter School Lease Rev. (Cologne Academy Proj.)	500,000	5.00	7/1/34	523,735
Deephaven Charter School Lease Rev. (Eagle Ridge Academy Proj.)	585,000	5.25	7/1/37	628,425
Deephaven Charter School Lease Rev. (Eagle Ridge Academy Proj.)	600,000	5.25	7/1/40	643,332
Duluth Hsg. & Redev. Auth. Lease Rev. (Edison Academy)	1,445,000	5.00	11/1/21	1,493,075
Forest Lake Charter School Lease Rev. (Lake International Language Academy)	580,000	4.50	8/1/26	616,256
Forest Lake Charter School Lease Rev. (Lake International Language Academy)	500,000	5.50	8/1/36	540,070
Ham Lake Charter School Lease Rev. (Davinci Academy Proj.)	625,000	5.00	7/1/31	650,438
Ham Lake Charter School Lease Rev. (Davinci Academy Proj.)	1,000,000	5.00	7/1/36	1,018,000
Ham Lake Charter School Lease Rev. (Parnassus Prep. Sch. Proj.)	2,720,000	5.00	11/1/36	2,816,016
Hugo Charter School Lease Rev. (Noble Academy Proj.)	460,000	4.00	7/1/21	476,233
Hugo Charter School Lease Rev. (Noble Academy Proj.)	750,000	5.00	7/1/29	806,280
Hugo Charter School Lease Rev. (Noble Academy Proj.)	1,000,000	5.00	7/1/34	1,049,120
Independence Charter School Lease Rev. (Beacon Academy Proj.)	500,000	4.25	7/1/26	492,990
Independence Charter School Lease Rev. (Beacon Academy Proj.)	750,000	4.75	7/1/31	747,780
Independence Charter School Lease Rev. (Beacon Academy Proj.)	1,200,000	5.00	7/1/36	1,201,644
Minneapolis Charter School Lease Rev. (Hiawatha Academy Proj.)	1,000,000	4.00	7/1/26	1,018,910
Minneapolis Educational Fac. Lease Rev. (Seed/Harvest Preparatory Proj.) [4]	1,000,000	6.25	3/1/21	886,240
Minneapolis School Lease Rev. (Twin Cities International School) [4]	1,000,000	4.25	12/1/27	996,770
Minneapolis School Lease Rev. (Twin Cities International School) [4]	1,000,000	5.00	12/1/37	998,700
MN Higher Education Fac. Auth. Rev. (Bethel Univ.)	1,200,000	5.00	5/1/37	1,347,216
MN Higher Education Fac. Auth. Rev. (Bethel Univ.)	1,000,000	5.00	5/1/47	1,112,550
MN Higher Education Fac. Auth. Rev. (College of St. Benedict)	400,000	4.00	3/1/36	420,460
MN Higher Education Fac. Auth. Rev. (College of St. Benedict)	1,000,000	4.00	3/1/43	1,033,750
MN Higher Education Fac. Auth. Rev. (College of St. Benedict)	1,150,000	5.00	3/1/37	1,296,717
MN Higher Education Fac. Auth. Rev. (Gustavus Adolphus College)	1,250,000	4.00	10/1/41	1,335,262
MN Higher Education Fac. Auth. Rev. (Macalester College)	1,000,000	3.00	5/1/32	1,010,420
MN Higher Education Fac. Auth. Rev. (Macalester College)	600,000	4.00	3/1/48	645,240
MN Higher Education Fac. Auth. Rev. (St. Olaf College)	500,000	4.00	10/1/32	551,130
MN Higher Education Fac. Auth. Rev. (St. Olaf College)	500,000	4.00	10/1/34	546,640
MN Higher Education Fac. Auth. Rev. (St. Olaf College)	500,000	4.00	10/1/35	545,425
MN Higher Education Fac. Auth. Rev. (St. Olaf College)	350,000	5.00	12/1/30	415,485
MN Higher Education Fac. Auth. Rev. (St. Olaf College)	1,500,000	5.00	12/1/31	1,777,080
MN Higher Education Fac. Auth. Rev. (St. Scholastica College)	1,400,000	5.00	12/1/27	1,402,688
MN Higher Education Fac. Auth. Rev. (St. Scholastica College)	1,800,000	6.30	12/1/40	1,920,906
MN Higher Education Fac. Auth. Rev. (Univ. of St. Thomas)	750,000	4.00	4/1/31	826,860
MN Higher Education Fac. Auth. Rev. (Univ. of St. Thomas)	400,000	4.00	10/1/35	429,364
MN Higher Education Fac. Auth. Rev. (Univ. of St. Thomas)	500,000	4.00	10/1/37	534,970
MN Higher Education Fac. Auth. Rev. (Univ. of St. Thomas)	3,150,000	4.00	4/1/39	3,376,076
MN Higher Education Fac. Auth. Rev. (Univ. of St. Thomas)	750,000	5.00	4/1/35	872,490
Moorhead Educational Fac. Rev. (Concordia College Corp. Proj.)	1,250,000	5.00	12/1/40	1,415,462

See accompanying notes to schedule of investments.
DECEMBER 31, 2017	19

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2017

Sit Minnesota Tax-Free Income Fund (Continued)

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)
Olmsted Co. Hsg. & Redev. Auth. (Schaeffer Academy Proj.)	576,695	4.98	4/25/17	576,844
Ramsey Lease Rev. (Pact Charter School Proj.)	385,000	5.00	12/1/26	408,092
Ramsey Lease Rev. (Pact Charter School Proj.)	1,850,000	5.50	12/1/33	1,961,166
Rice Co. Educational Fac. Rev. (Shattuck-St. Mary’s School) [4]	3,500,000	5.00	8/1/22	3,738,105
Savage Charter School Lease Rev. (Aspen Academy)	500,000	4.00	10/1/26	488,070
Savage Charter School Lease Rev. (Aspen Academy)	1,000,000	4.75	10/1/31	1,010,630
St. Cloud Charter School Lease Rev. (Stride Academy Proj.)	350,000	3.00	4/1/21	302,852
St. Cloud Charter School Lease Rev. (Stride Academy Proj.)	1,850,000	5.00	4/1/36	1,370,369
St. Paul Hsg. & Redev, Auth. Rev. (Hmong College Preparatory Academy Proj.)	1,000,000	5.25	9/1/31	1,046,440
St. Paul Hsg. & Redev, Auth. Rev. (Nova Classical Academy Proj.)	600,000	4.00	9/1/36	604,350
St. Paul Hsg. & Redev. Auth.	700,000	5.00	12/1/30	772,527
St. Paul Hsg. & Redev. Auth.	1,000,000	5.00	12/1/37	1,075,450
St. Paul Hsg. & Redev. Auth.	705,000	5.00	12/1/46	736,351
St. Paul Hsg. & Redev. Auth. (German Immersion School)	535,000	4.00	7/1/23	551,232
St. Paul Hsg. & Redev. Auth. (German Immersion School)	855,000	5.00	7/1/33	888,678
St. Paul Hsg. & Redev. Auth. (German Immersion School)	500,000	5.00	7/1/44	513,275
St. Paul Hsg. & Redev. Auth. (Higher Ground Academy Proj.)	1,300,000	4.25	12/1/23	1,352,546
St. Paul Hsg. & Redev. Auth. (Higher Ground Academy Proj.)	1,500,000	5.00	12/1/33	1,589,550
St. Paul Hsg. & Redev. Auth. (Hope Community Academy Proj.)	720,000	4.50	12/1/29	734,983
St. Paul Hsg. & Redev. Auth. (St. Paul Conservatory for Performing Artists)	1,150,000	4.63	3/1/43	1,150,713
St. Paul Hsg. & Redev. Auth. (Twin Cities Academy Proj.)	1,610,000	4.00	7/1/25	1,665,883
St. Paul Hsg. & Redev. Auth. (Twin Cities Academy Proj.)	955,000	5.00	7/1/35	998,682
St. Paul Hsg. & Redev. Auth. Lease Rev. (Hmong College Preparatory Academy)	295,000	4.75	9/1/22	305,293
St. Paul Hsg. & Redev. Auth. Lease Rev. (Hmong College Preparatory Academy)	500,000	5.00	9/1/27	502,650
St. Paul Hsg. & Redev. Auth. Lease Rev. (Nova Classical Academy Proj.)	505,000	5.70	9/1/21	541,421
University of Minnesota Rev.	1,000,000	5.00	4/1/41	1,182,730
Victoria Private School Fac. Rev. (Holy Family Catholic High)	1,610,000	4.00	9/1/23	1,619,467
Woodbury Charter School Lease Rev. (MSA Building)	355,000	5.00	12/1/27	383,226
Woodbury Charter School Lease Rev. (MSA Building)	225,000	5.00	12/1/32	240,399

				77,166,450

Escrowed To Maturity/Prerefunded - 3.6%
Anoka Co. Charter School Lease Rev.	295,000	5.00	6/1/27	323,267
Anoka Co. Charter School Lease Rev.	275,000	5.00	6/1/32	301,351
Anoka Co. Charter School Lease Rev.	2,435,000	5.00	6/1/43	2,668,322
Bemidji Sales Tax G.O.	1,000,000	5.00	2/1/34	1,098,220
Bemidji Sales Tax G.O.	1,350,000	6.00	2/1/41	1,522,894
Columbia Heights G.O. (Public Safety Center)	600,000	4.50	2/1/35	601,224
Deephaven Charter School Lease Rev. (Eagle Ridge Academy Proj.)	1,280,000	5.13	7/1/33	1,498,048
MN Higher Education Fac. Auth. Rev. (Hamline Univ.)	750,000	6.00	10/1/32	863,250
MN Higher Education Fac. Auth. Rev. (Hamline Univ.)	1,000,000	6.00	10/1/40	1,151,000
Rochester Health Care & Hsg. Rev. (Samaritan Bethany, Inc. Proj.)	455,000	5.50	12/1/18	471,275
Rochester Health Care & Hsg. Rev. (Samaritan Bethany, Inc. Proj.)	475,000	5.75	12/1/19	511,200
Rochester Health Care & Hsg. Rev. (Samaritan Bethany, Inc. Proj.)	2,515,000	7.38	12/1/41	2,783,225
St. Louis Park Health Care Facs. Rev. (Park Nicollet Health Proj.)	2,000,000	5.50	7/1/29	2,115,340
St. Paul Hsg. & Redev. Auth. Rev. (HealthEast Care System Proj.)	1,000,000	5.00	11/15/26	1,087,820
St. Paul Hsg. & Redev. Auth. Rev. (HealthEast Care System Proj.)	1,000,000	5.25	11/15/28	1,094,770
St. Paul Hsg. & Redev. Auth. Rev. (HealthEast Care System Proj.)	1,000,000	5.25	11/15/35	1,094,770
West St. Paul Health Care (Walker Thompson Hill)	525,000	6.75	9/1/31	567,777

				19,753,753

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2017

Sit Minnesota Tax-Free Income Fund (Continued)

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)
General Obligation - 3.5%
Cloquet Independent School District No. 94	5,000,000	4.00	2/1/36	5,300,250
Fridley Independent School District No. 14	400,000	4.00	2/1/30	440,252
Glencoe-Silver Lake Independent School District No. 2859	1,300,000	4.00	2/1/40	1,391,741
Perham Independent School District No. 549	500,000	4.00	2/1/29	543,805
Robbinsdale Independent School District No. 281	1,050,000	4.00	2/1/31	1,148,721
South Washington Co. Independent School District No. 833	5,000,000	4.00	2/1/31	5,465,050
St. Cloud Independent School District No. 742	400,000	4.00	2/1/30	443,072
St. Cloud Independent School District No. 742	1,000,000	4.00	2/1/37	1,086,950
St. Francis Independent School District No. 15	600,000	3.00	2/1/31	604,314
St. Michael-Albertville Independent School District No. 885	500,000	4.00	2/1/30	554,545
United Hospital District Health Care Facs. G.O (Lake Wood Health System)	1,005,000	5.00	12/1/30	1,166,805
Watkins G.O.	735,000	4.00	1/1/38	754,727

				18,900,232

Hospital/Health Care - 16.7%
Anoka Health Care and Hsg. Facs. Rev.	1,135,000	5.38	11/1/34	1,205,767
Anoka Health Care and Hsg. Facs. Rev. (Walker Methodist Plaza)	1,500,000	5.25	7/1/35	1,525,020
Breckenridge Rev. (Catholic Health Initiatives Proj.)	3,690,000	5.00	5/1/30	3,719,815
Center City Heath Care Facs. Rev. (Hazelden Betty Ford Foundation Proj.)	3,000,000	4.50	11/1/34	3,205,110
Center City Heath Care Facs. Rev. (Hazelden Betty Ford Foundation Proj.)	500,000	4.75	11/1/31	519,595
Center City Heath Care Facs. Rev. (Hazelden Betty Ford Foundation Proj.)	250,000	5.00	11/1/29	284,958
Center City Heath Care Facs. Rev. (Hazelden Betty Ford Foundation Proj.)	500,000	5.00	11/1/44	556,085
Chippewa Co. Rev. (Monte Video Hospital Proj.)	2,000,000	4.00	3/1/32	2,073,840
Crookston Health Care Facs. Rev. (Riverview Health Care Proj.)	250,000	3.30	5/1/25	248,382
Crookston Health Care Facs. Rev. (Riverview Health Care Proj.)	1,000,000	4.00	5/1/32	1,008,180
Dakota Co. Community Dev. Agy. (Sanctuary at W. St. Paul Proj.)	2,000,000	5.75	8/1/30	2,007,480
Dakota Co. Community Dev. Agy. (Sanctuary at W. St. Paul Proj.)	1,050,000	6.00	8/1/35	1,053,328
Duluth Economic Dev. Auth. Rev. (St. Lukes Hospital Oblig. Group)	1,340,000	4.75	6/15/22	1,366,666
Duluth Economic Dev. Auth. Rev. (St. Lukes Hospital Oblig. Group)	1,600,000	5.75	6/15/32	1,777,200
Duluth Economic Dev. Auth. Rev. (St. Lukes Hospital Oblig. Group)	2,000,000	6.00	6/15/39	2,240,200
Fergus Falls Health Care & Hsg. Fac. Rev. (Lake Region Healthcare Proj.)	1,000,000	5.15	8/1/35	1,001,010
Glencoe Health Care Fac. Rev. (Glencoe Regional Health Services Proj.)	2,110,000	4.00	4/1/31	2,188,302
Hayward Health Care Fac. Rev. (American Baptist Homes Midwest Proj.)	1,350,000	5.38	8/1/34	1,382,576
Hayward Health Care Fac. Rev. (American Baptist Homes Midwest Proj.)	500,000	5.75	2/1/44	516,820
Hayward Hsg. & Health Care Fac. Rev. (St. John Lutheran Home of Albert Lea Proj.)	1,900,000	5.00	10/1/34	1,887,080
Maple Grove Health Care System Rev. (Maple Grove Hospital Corp.)	3,500,000	4.00	5/1/37	3,655,085
Maple Grove Health Care System Rev. (Maple Grove Hospital Corp.)	325,000	5.00	5/1/32	376,958
Maple Grove Health Care System Rev. (Memorial Health Care)	1,275,000	4.00	9/1/35	1,331,419
Minneapolis Health Care System Rev. (Fairview Health Services)	4,590,000	5.00	11/15/34	5,333,580
Minneapolis Pooled Rev. (Care Choice Member Proj.)	45,000	5.75	4/1/19	44,926
Minneapolis Rev. Ref. (Walker Campus)	1,705,000	4.50	11/15/20	1,759,048
Moorhead Economic Dev. Auth. Rev.	550,000	4.60	9/1/25	567,342
Oak Park Heights Nursing Home Rev. (Boutwells Landing Care Center)	1,500,000	5.50	8/1/28	1,602,930
Oak Park Heights Nursing Home Rev. (Boutwells Landing Care Center)	1,000,000	6.00	8/1/36	1,073,740
Rochester Health Care Facs. Rev. (Mayo Clinic)	7,250,000	5.00	11/15/33	9,368,378
Rochester Health Care Facs. Rev. (Olmsted Medical Center Proj.)	1,500,000	5.88	7/1/30	1,640,490
Shakopee Health Care Facs. Rev. (St. Francis Regional Medical Center Proj.)	745,000	5.00	9/1/28	851,237
Shakopee Health Care Facs. Rev. (St. Francis Regional Medical Center Proj.)	1,350,000	5.00	9/1/34	1,512,729
St. Cloud Health Care Rev. (CentraCare Health System Proj.)	2,500,000	4.00	5/1/37	2,686,950
St. Cloud Health Care Rev. (CentraCare Health System Proj.)	3,750,000	5.00	5/1/46	4,311,525
St. Louis Park Health Care Facs. Rev. (Mount Olivet Careview Home Health Proj.) [1]	2,250,000	4.60	6/1/41	2,281,275
St. Paul Hsg. & Redev. Auth. Health Care Rev. (Fairview Health Services Proj.)	750,000	4.00	11/15/35	814,958

See accompanying notes to schedule of investments.
DECEMBER 31, 2017	21

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2017

Sit Minnesota Tax-Free Income Fund (Continued)

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)
St. Paul Hsg. & Redev. Auth. Health Care Rev. (Fairview Health Services Proj.)	2,000,000	4.00	11/15/43	2,150,180
St. Paul Hsg. & Redev. Auth. Health Care Rev. (Fairview Health Services Proj.)	1,000,000	5.00	11/15/47	1,170,610
St. Paul Hsg. & Redev. Auth. Health Care Rev. (HealthPartners Oblig. Group Proj.)	4,800,000	5.00	7/1/32	5,530,464
St. Paul Hsg. & Redev. Auth. Health Care Rev. (HealthPartners Oblig. Group Proj.)	2,000,000	5.00	7/1/33	2,298,520
St. Paul Hsg. & Redev. Auth. Health Care Rev. (Senior Episcopal Homes Proj.)	525,000	4.25	11/1/25	525,803
St. Paul Hsg. & Redev. Auth. Health Care Rev. (Senior Episcopal Homes Proj.)	750,000	4.75	11/1/31	754,485
St. Paul Hsg. & Redev. Auth. Health Care Rev. (Senior Episcopal Homes Proj.)	2,150,000	5.00	5/1/38	2,170,876
St. Paul Hsg. & Redev. Auth. Health Care Rev. (Senior Episcopal Homes Proj.)	500,000	5.15	11/1/42	503,490
St. Paul Hsg. & Redev. Auth. Rev. (Nursing Home NTS-Episcopal)	2,021,365	5.63	10/1/33	2,023,588
Victoria Health Care Facs. Rev. (Augustana Emerald Care LLC)	1,000,000	4.25	8/1/24	1,031,450
Victoria Health Care Facs. Rev. (Augustana Emerald Care LLC)	1,450,000	4.75	8/1/29	1,489,280
West St. Paul Hsg. & Health Care Rev. (Walker Westwood Ridge Camp)	1,000,000	5.00	11/1/37	1,050,120
Winsted Health Care Rev. (St. Mary’s Care Center Proj.) 2, [5]	1,300,000	6.00	9/1/25	884,000
Winsted Health Care Rev. (St. Mary’s Care Center Proj.) 2, [5]	1,250,000	6.50	9/1/34	850,000

				91,412,850

Industrial/Pollution Control - 0.6%
St. Paul Port Auth. Rev. [8]	1,000,000	4.00	10/1/40	1,042,620
St. Paul Port Auth. Rev. [8]	1,000,000	4.00	10/1/42	1,066,480
St. Paul Port Auth. Solid Waste Disposal Rev. (Gerdau St. Paul Steel Mill Proj.) 4, [8]	1,000,000	4.50	10/1/37	944,850

				3,053,950

Insured - 0.6%
Guam Power Auth. Rev. (AGM Insured) [11]	500,000	5.00	10/1/30	552,910
Minneapolis Health Care System Rev. (Fairview Health Services) (AGC Insured)	885,000	6.50	11/15/38	924,436
MN Governmental Agy. Fin. Group (Flex Terminal Prog.) (AGC Insured)	75,000	4.00	3/1/20	75,116
MN Governmental Agy. Fin. Group (Flex Terminal Prog.) (AGC Insured)	90,000	4.00	3/1/22	90,140
Puerto Rico Public Improvement G.O. (AGM Insured) [11]	600,000	5.13	7/1/30	603,378
Virgin Islands Public Fin. Auth. (Gross Receipts Taxes Loan Note) (NATL Insured) [11]	1,000,000	5.00	10/1/23	1,002,440

				3,248,420

Multifamily Mortgage - 20.0%
Anoka Hsg. Rev. (Homestead at Anoka, Inc. Proj.)	1,000,000	4.75	11/1/35	1,027,620
Anoka Hsg. Rev. (Homestead at Anoka, Inc. Proj.)	1,000,000	5.50	11/1/46	1,085,870
Apple Valley Economic Dev. Auth. Rev. (Augustana Healthcare Center)	500,000	3.90	2/1/31	503,555
Apple Valley Economic Dev. Auth. Rev. (Augustana Healthcare Center)	500,000	4.15	2/1/36	504,470
Apple Valley Senior Living Rev. (Senior Living LLC Proj.)	500,000	4.00	1/1/25	517,925
Apple Valley Senior Living Rev. (Senior Living LLC Proj.)	1,000,000	4.00	1/1/30	1,031,760
Apple Valley Senior Living Rev. (Senior Living LLC Proj.)	1,500,000	4.25	1/1/37	1,539,150
Apple Valley Senior Living Rev. (Senior Living LLC Proj.)	3,000,000	5.00	1/1/47	3,116,460
Apple Valley Senior Living Rev. (Senior Living LLC Proj.)	1,860,000	6.75	1/1/27	1,882,543
Apple Valley Senior Living Rev. (Senior Living LLC Proj.)	1,000,000	7.00	1/1/37	1,009,280
Bethel Rev. (Grandview Christian Home Proj.)	3,000,000	5.00	10/1/41	3,176,190
Blaine Senior Hsg. & Health Care Fac. Rev. (Crest View Senior Community Proj.)	1,500,000	5.75	7/1/35	1,545,975
Cambridge Hsg. & Health Care Facs. Rev. (Walker Methodist Levande, LLC Proj.)	1,250,000	5.13	3/1/39	1,308,875
Champlin Multifamily Hsg. Rev. (Champlin Drive Apts.)	740,000	6.00	1/1/27	755,821
Chisago Hsg. and Health Care Rev. (CDL Homes LLC)	750,000	6.00	8/1/33	827,055
City of Otsego Rev. (Riverview Landing Proj.)	1,500,000	5.00	10/1/42	1,546,635
Cloquet Hsg. Fac. Ref. (HADC Cloquet LLC Proj.)	1,020,000	5.00	8/1/38	1,043,409
Columbus Hsg. Rev. (Richfield Senior Hsg., Inc.)	1,000,000	5.00	1/1/34	1,040,270
Columbus Hsg. Rev. (Richfield Senior Hsg., Inc.)	1,000,000	5.25	1/1/40	1,043,660
Crystal Multifamily Hsg. Rev. (Cavanagh Proj.)	2,500,000	5.25	6/1/31	2,557,100
Dakota Co. Community Dev. Agy. Multifamily Hsg. Rev.	3,500,000	4.00	1/1/42	3,638,145
Dakota Co. Community Dev. Agy. Multifamily Hsg. Rev. (Walker Highviews Hills LLC) [4]	750,000	5.00	8/1/36	768,758

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2017

Sit Minnesota Tax-Free Income Fund (Continued)

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)
Dakota Co. Community Dev. Agy. Multifamily Hsg. Rev. (Walker Highviews Hills LLC) [4]	500,000	5.00	8/1/51	507,330
Deephaven Hsg. & Healthcare Rev. (St. Therese Senior Living Proj.)	1,345,000	5.00	4/1/38	1,363,467
Independence Health Care Facs. Rev. (Augustana Chapel View Home)	250,000	4.00	12/1/32	251,435
Maplewood Multifamily Hsg. Rev. (Park Edge Apartments Proj.) [8]	1,125,000	6.50	5/1/29	1,119,791
Minneapolis & St. Paul Hsg. & Redev. Auth. Multifamily Hsg. Rev. (GNMA Collateralized) [8]	2,765,000	4.75	1/20/42	2,767,129
Minneapolis Hsg. Rev. (Keeler Apartments Proj.)	630,000	5.00	10/1/37	612,240
Minneapolis Multifamily Hsg. Rev. (Greenway Heights Family Housing)	1,015,000	5.75	7/15/31	1,097,053
Minneapolis Senior Hsg. & Health Care Rev. (Ecumen Mill City Quarter)	375,000	4.75	11/1/28	391,834
Minneapolis Senior Hsg. & Health Care Rev. (Ecumen Mill City Quarter)	1,500,000	5.00	11/1/35	1,553,040
Minnetonka Multifamily Hsg. Rev. Ref. (Archer Heights Apartments Proj.) (GNMA Collateralized) [8]	120,000	5.20	1/20/18	120,077
MN Hsg. Fin. Agy. Rental Hsg. (G.O. of AGY. Insured)	250,000	5.05	8/1/31	268,470
MN Hsg. Fin. Agy. Rental Hsg. (G.O. of AGY. Insured)	2,560,000	5.25	8/1/40	2,629,350
MN Hsg. Fin. Agy. Rental Hsg. (G.O. of AGY. Insured)	1,760,000	5.45	8/1/41	1,889,518
MN Hsg. Fin. Agy. Rental Hsg. Rev.	1,000,000	5.20	8/1/43	1,094,620
MN Hsg. Fin. Agy. Rev.	270,000	4.00	8/1/29	294,872
MN Hsg. Fin. Agy. Rev.	255,000	4.00	8/1/31	275,578
MN Hsg. Fin. Agy. Rev.	335,000	4.00	8/1/34	358,252
MN Hsg. Fin. Agy. Rev.	335,000	4.00	8/1/35	357,549
MN Hsg. Fin. Agy. Rev. (State Appropriation)	250,000	4.00	8/1/33	276,818
MN Hsg. Fin. Agy. Rev. (State Appropriation)	1,000,000	5.00	8/1/33	1,161,940
MN Hsg. Fin. Agy. Rev. (State Appropriation)	2,000,000	5.00	8/1/34	2,319,920
MN Hsg. Fin. Agy. Rev. (State Appropriation)	1,000,000	5.00	8/1/35	1,157,320
Moorhead Economic Dev. Auth. Rev. Ref. (EverCare Sr. Living LLC)	280,000	4.65	9/1/26	288,246
Moorhead Health Care Rev. Ref. (EverCare Sr. Living LLC)	1,000,000	5.00	9/1/32	1,026,480
Moorhead Health Care Rev. Ref. (EverCare Sr. Living LLC)	250,000	5.13	9/1/37	256,320
New Ulm Economic Dev. Auth. Rev. (HADC Ridgeway Proj.)	1,500,000	5.00	8/1/39	1,548,195
North Oaks Senior Hsg. Rev. (Waverly Gardens Proj.)	2,000,000	4.00	10/1/33	2,047,400
North Oaks Senior Hsg. Rev. (Waverly Gardens Proj.)	1,500,000	5.00	10/1/35	1,660,665
North Oaks Senior Hsg. Rev. (Waverly Gardens Proj.)	1,000,000	5.00	10/1/47	1,090,020
Oak Park Heights Hsg. Rev. (Oakgreen Commons Proj.)	1,000,000	6.00	8/1/25	1,043,500
Oak Park Heights Hsg. Rev. (Oakgreen Commons Proj.)	1,000,000	6.25	8/1/33	1,044,720
Oakdale Rev. (Sr. Hsg. Oak Meadows Proj.)	875,000	5.00	4/1/34	891,712
Rochester Health Care & Hsg. Rev. (Homestead Rochester, Inc.)	1,950,000	5.00	12/1/30	2,102,997
Rochester Health Care & Hsg. Rev. (Homestead Rochester, Inc.)	1,325,000	5.00	12/1/49	1,385,685
Rochester Health Care & Hsg. Rev. (Samaritan Bethany, Inc. Proj.)	1,000,000	5.00	8/1/37	1,052,760
Rochester Health Care & Hsg. Rev. (The Homestead at Rochester)	720,000	6.38	12/1/33	812,426
Rochester Health Care & Hsg. Rev. (The Homestead at Rochester)	2,500,000	6.50	12/1/35	2,824,625
Rochester Multifamily Hsg. Rev. (Essex Place Apartments Proj.) (FHLMC)	4,000,000	3.75	6/1/29	4,186,000
Sartell Health Care & Hsg. Fac. Rev. (Country Manor Campus LLC Proj.)	1,370,000	4.00	9/1/20	1,405,798
Sartell Health Care & Hsg. Fac. Rev. (Country Manor Campus LLC Proj.)	850,000	5.00	9/1/42	922,480
Sartell Health Care & Hsg. Fac. Rev. (Country Manor Campus LLC Proj.)	1,135,000	5.25	9/1/27	1,250,986
Sartell Health Care & Hsg. Fac. Rev. (Country Manor Campus LLC Proj.)	2,150,000	5.30	9/1/37	2,344,768
Sauk Rapids Health Care & Hsg. Facs. Rev. (Good Shepherd Lutheran Home Proj.)	1,705,000	5.13	1/1/39	1,732,365
St. Anthony Multifamily Hsg. Rev. (Silver Lake Village Hsg.)	250,000	5.75	12/1/28	269,580
St. Anthony Multifamily Hsg. Rev. (Silver Lake Village Hsg.)	2,000,000	6.00	12/1/30	2,165,180
St. Paul Hsg. & Redev. Auth. (Pioneer Press Apts. Proj.) 1, [4]	5,000,000	3.38	5/1/21	4,977,150
St. Paul Hsg. & Redev. Auth. Health Care Rev. (Carondelet Village Proj.)	2,400,000	5.00	12/1/47	2,615,136
St. Paul Hsg. & Redev. Auth. Multifamily Housing Rev. (Marian Center Proj.)	1,285,000	5.20	11/1/22	1,285,463
St. Paul Hsg. & Redev. Auth. Multifamily Housing Rev. (Marian Center Proj.)	1,000,000	5.30	11/1/30	1,000,120
St. Paul Hsg. & Redev. Auth. Multifamily Housing Rev. (Marian Center Proj.)	2,590,000	5.38	5/1/43	2,589,896
St. Paul Park Senior Hsg. Rev. (Presbyterian Homes Bloomin Proj.)	1,000,000	5.00	9/1/42	1,056,120
St. Paul Port Auth. Rev. (Energy Park Utility Company Proj.) [8]	2,515,000	5.70	8/1/36	2,604,836

See accompanying notes to schedule of investments.
DECEMBER 31, 2017	23

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2017

Sit Minnesota Tax-Free Income Fund (Continued)

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)
Vergas Hsg. & Healthcare Facs. Rev. (CDL Homes Proj.)	1,000,000	4.25	8/1/43	916,680
Wayzata Sr. Hsg. Rev. (Folkestone Sr. Living Community)	730,000	5.20	5/1/25	777,362
Wayzata Sr. Hsg. Rev. (Folkestone Sr. Living Community)	1,250,000	5.50	11/1/32	1,311,325
Wayzata Sr. Hsg. Rev. (Folkestone Sr. Living Community)	1,135,000	5.75	11/1/39	1,191,444
Willmar Hsg. & Redev. Auth. Multifamily Rev. (Eagle Ridge Apartments)	2,610,000	4.63	4/1/30	2,616,499

				109,633,068

Municipal Lease [9] - 6.7%
Anoka Co. Hsg. & Redev. Rev.	500,000	5.63	5/1/22	515,390
Anoka Co. Hsg. & Redev. Rev.	500,000	6.63	5/1/30	522,070
Anoka Co. Hsg. & Redev. Rev.	500,000	6.88	5/1/40	522,660
Anoka-Hennepin Independent School District No. 11 Lease Rev.	500,000	3.75	2/1/35	515,625
Anoka-Hennepin Independent School District No. 11 Lease Rev.	600,000	4.00	2/1/41	627,768
Chaska Economic Dev. Auth. Lease Rev.	1,100,000	4.00	2/1/31	1,195,249
Chaska Economic Dev. Auth. Lease Rev.	690,000	4.00	2/1/33	743,275
Chaska Economic Dev. Auth. Lease Rev.	500,000	4.00	2/1/35	536,945
Duluth Independent School District No. 709	1,000,000	4.00	2/1/27	1,104,460
Duluth Independent School District No. 709	1,300,000	4.00	2/1/28	1,426,841
Duluth Independent School District No. 709	2,000,000	5.00	2/1/25	2,336,600
Duluth Independent School District No. 709	785,000	5.13	3/1/29	798,565
Golden Valley Hsg. & Redev. Auth. Rev.	1,000,000	4.00	2/1/30	1,066,040
Golden Valley Hsg. & Redev. Auth. Rev.	500,000	4.00	2/1/32	530,725
Goodhue Co. Education District No. 6051 Lease Rev.	1,030,000	5.00	2/1/34	1,147,286
Goodhue Co. Education District No. 6051 Lease Rev.	1,500,000	5.00	2/1/39	1,661,115
Guam Education Fin. Foundation [11]	1,000,000	5.00	10/1/21	1,078,830
Guam Education Fin. Foundation [11]	1,730,000	5.00	10/1/22	1,891,738
Minnetonka Independent School District No. 276	450,000	4.00	3/1/30	489,069
Minnetonka Independent School District No. 276	340,000	4.00	2/1/33	357,207
Minnetonka Independent School District No. 276	300,000	4.00	3/1/33	320,790
Minnetonka Independent School District No. 276	400,000	4.00	2/1/36	417,744
MN General Fund Rev. (Appropriation)	3,000,000	4.00	3/1/26	3,273,480
MN Hsg. Fin. Agy. Non-Profit Hsg. Rev. (St. Appropriation)	2,000,000	5.00	8/1/31	2,206,860
MN Hsg. Fin. Agy. Rev. (St. Appropriation)	300,000	5.00	8/1/35	341,832
Northeastern Metropolitan Intermediate School District No. 916	1,000,000	5.00	2/1/34	1,157,720
Osseo Independent School District No. 279	1,000,000	4.00	2/1/28	1,086,430
Plymouth Intermediate District No. 287	1,335,000	3.00	5/1/32	1,342,850
Plymouth Intermediate District No. 287	500,000	4.00	5/1/26	557,720
Plymouth Intermediate District No. 287	290,000	4.00	5/1/27	321,001
Plymouth Intermediate District No. 287	300,000	4.00	5/1/29	326,595
Plymouth Intermediate District No. 287	300,000	4.00	5/1/30	325,140
Plymouth Intermediate District No. 287	470,000	4.00	5/1/31	508,089
Plymouth Intermediate District No. 287	600,000	4.00	2/1/37	645,384
St. Cloud Independent School District No. 742	750,000	4.00	2/1/38	780,000
Virginia Hsg. & Redev. Auth. Health Care Fac. Lease Rev.	815,000	5.13	10/1/20	816,891
Virginia Hsg. & Redev. Auth. Health Care Fac. Lease Rev.	400,000	5.25	10/1/25	400,880
Virginia Hsg. & Redev. Auth. Health Care Fac. Lease Rev.	340,000	5.38	10/1/30	340,694
Waconia Independent School District No. 110	500,000	5.00	2/1/37	577,110
Winona School District 861 Lease Purchase	535,676	6.04	8/1/24	536,689
Worthington Independent School District No. 518	1,400,000	4.00	2/1/45	1,477,098

				36,828,455

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2017

Sit Minnesota Tax-Free Income Fund (Continued)

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)
Municipal Money Market - 0.9%
City of Minneapolis Hsg. Dev. Rev. (One Ten Grant Proj.) [1]	2,320,000	1.75	9/1/26	2,320,000
City of Minneapolis Rev. (Univ. Gateway Proj.) [1]	2,200,000	1.75	12/1/27	2,200,000
City of Minneapolis Rev. (Univ. Gateway Proj.) [1]	500,000	1.75	6/1/32	500,000

				5,020,000

Other Revenue Bonds - 5.2%
Crystal Governmental Fac. Rev.	458,958	5.10	12/15/26	459,811
Minneapolis Community Dev. Agy. Limited Tax Common Bond Fund (Discount Steel) [8]	200,000	5.25	6/1/19	202,652
Minneapolis Rev. (YMCA Greater Twin Cities Proj.)	110,000	4.00	6/1/27	119,915
Minneapolis Rev. (YMCA Greater Twin Cities Proj.)	165,000	4.00	6/1/29	177,309
Minneapolis Rev. (YMCA Greater Twin Cities Proj.)	125,000	4.00	6/1/30	133,652
Minneapolis Rev. (YMCA Greater Twin Cities Proj.)	250,000	4.00	6/1/31	265,970
Minneapolis Tax Increment Rev.	215,000	3.05	3/1/21	217,455
Minneapolis Tax Increment Rev.	320,000	3.50	3/1/23	327,587
Minneapolis Tax Increment Rev.	170,000	3.80	3/1/25	174,078
Minneapolis Tax Increment Rev.	200,000	4.00	3/1/27	204,298
Minneapolis Tax Increment Rev.	260,000	4.00	3/1/30	263,380
MN Development Rev. Limited Tax Supported Comm. Board	1,000,000	6.00	12/1/40	1,112,250
MN Development Rev. Limited Tax Supported Comm. Board	2,000,000	6.25	12/1/30	2,244,620
MN Governmental Agy. Fin. Group (Flexible Term Program)	250,000	5.30	3/1/27	251,640
Mound Hsg. & Redev. Auth. Tax Increment Rev. Ref. (Metroplain Proj.)	1,095,000	5.00	2/15/27	1,095,142
Northeastern Metropolitan Intermediate School District No. 916	4,500,000	4.00	2/1/38	4,755,510
St. Louis Park Economic Dev. Auth. Tax Increment Rev. (Hoigaard Vlg.)	1,000,000	5.00	2/1/23	1,000,590
St. Paul Hsg. & Redev. Auth. Tax Increment Rev. (9th St. Lofts Proj.)	963,000	6.38	2/15/28	964,396
St. Paul Hsg. & Redev. Auth. Tax Increment Rev. (Drake Marble Proj.)	578,000	6.75	3/1/28	578,341
St. Paul Hsg. & Redev. Auth. Tax Increment Rev. (Emerald Gardens Proj.)	745,000	6.50	3/1/29	770,799
St. Paul Hsg. & Redev. Auth. Tax Increment Rev. (North Quadrant Owner Occupied Proj.)	946,000	7.00	2/15/28	948,072
St. Paul Hsg. & Redev. Auth. Tax Increment Rev. (North Quadrant Owner Occupied Proj.)	805,000	7.50	2/15/28	805,966
St. Paul Hsg. & Redev. Auth. Tax Increment Rev. (Upper Landing Proj.)	175,000	5.00	3/1/19	180,992
St. Paul Hsg. & Redev. Auth. Tax Increment Rev. (Upper Landing Proj.)	180,000	5.00	9/1/19	188,624
St. Paul Hsg. & Redev. Auth. Tax Increment Rev. (Upper Landing Proj.)	185,000	5.00	3/1/20	196,231
St. Paul Hsg. & Redev. Auth. Tax Increment Rev. (Upper Landing Proj.)	220,000	5.00	9/1/20	236,067
St. Paul Hsg. & Redev. Auth. Tax Increment Rev. (Upper Landing Proj.)	225,000	5.00	3/1/21	241,317
St. Paul Hsg. & Redev. Auth. Tax Increment Rev. (Upper Landing Proj.)	1,000,000	5.00	9/1/26	1,052,260
St. Paul Hsg. & Redev. Auth. Tax Increment Rev. (Upper Landing Proj.)	930,000	5.00	3/1/29	974,212
St. Paul Port Auth. Lease Rev. (Regions Hospital Parking Ramp Proj.)	3,875,000	5.00	8/1/36	3,881,278
St. Paul Port Auth. Rev. (Amherst H. Wilder Foundation)	3,000,000	5.00	12/1/36	3,170,280
Territory of Guam. Rev. [11]	500,000	5.00	12/1/46	555,765
Virgin Islands Public Fin. Auth. (Gross Receipts Taxes Loan Note) [11]	2,000,000	5.00	10/1/42	875,000

				28,625,459

Public Facilities - 0.3%
Lakeville Hsg. & Redev. Auth. Parking Rev. (Ice Arena. Proj.)	1,250,000	4.00	2/1/32	1,353,988

Sales Tax Revenue - 1.9%
American Samoa Economic Development Authority Rev. [11]	2,000,000	6.25	9/1/29	1,995,900
Guam Govt. Business Privilege Tax Rev. [11]	2,750,000	5.00	11/15/35	3,057,312
Guam Govt. Business Privilege Tax Rev. [11]	1,825,000	5.25	1/1/36	1,953,152
Puerto Rico Sales Tax Financing Corp. Rev. 5, [11]	900,000	5.00	8/1/26	87,750
Puerto Rico Sales Tax Financing Corp. Rev. 5, [6], 11	1,500,000	6.25	8/1/33	131,250
St. Paul Sales Tax Rev.	1,500,000	5.00	11/1/29	1,756,575
St. Paul Sales Tax Rev.	1,400,000	5.00	11/1/31	1,632,722

				10,614,661

See accompanying notes to schedule of investments.
DECEMBER 31, 2017	25

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2017

Sit Minnesota Tax-Free Income Fund (Continued)

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)
Single Family Mortgage - 15.6%
Dakota Co. Community Dev. Agy. Single Family Mtg. Rev. (GNMA)	1,065,000	4.45	12/1/32	1,112,488
Dakota Co. Community Dev. Agy. Single Family Mtg. Rev. (GNMA-FNMA-FHLMC)	405,000	4.63	12/1/30	421,168
Dakota Co. Community Dev. Agy. Single Family Mtg. Rev. (GNMA-FNMA-FHLMC)	620,000	4.88	12/1/33	648,049
Dakota Co. Community Dev. Agy. Single Family Mtg. Rev. (GNMA-FNMA-FHLMC) [8]	84,554	5.13	12/1/40	84,758
Dakota Co. Community Dev. Agy. Single Family Mtg. Rev. (GNMA-FNMA-FHLMC) [8]	12,668	5.15	12/1/38	12,674
Dakota Co. Community Dev. Agy. Single Family Mtg. Rev. (GNMA-FNMA-FHLMC) [8]	89,789	5.30	12/1/39	89,864
Minneapolis St. Paul Hsg. Fin. Board Single Family Mtg. Rev. (GNMA-FNMA)	405,000	4.45	12/1/27	423,201
Minneapolis St. Paul Hsg. Fin. Board Single Family Mtg. Rev. (GNMA-FNMA) [8]	5,053	5.00	12/1/38	5,060
Minneapolis St. Paul Hsg. Fin. Board Single Family Mtg. Rev. (GNMA-FNMA-FHLMC) [8]	106,638	5.25	12/1/40	107,724
Minneapolis St. Paul Hsg. Fin. Board Single Family Mtg. Rev. (GNMA-FNMA-FHLMC) [8]	5,000	5.52	3/1/41	5,089
MN Hsg. Fin. Agy. Homeownership Fin. (GNMA-FNMA)	3,530,000	4.40	7/1/32	3,774,205
MN Hsg. Fin. Agy. Homeownership Fin. (GNMA-FNMA-FHLMC)	600,000	3.88	1/1/20	622,890
MN Hsg. Fin. Agy. Homeownership Fin. (GNMA-FNMA-FHLMC)	2,990,000	4.45	7/1/31	3,139,919
MN Hsg. Fin. Agy. Homeownership Fin. (GNMA-FNMA-FHLMC)	1,765,000	4.70	1/1/31	1,864,581
MN Hsg. Fin. Agy. Residential Hsg. Rev. [8]	1,165,000	3.20	1/1/33	1,169,637
MN Hsg. Fin. Agy. Residential Hsg. Rev.	2,485,000	3.30	7/1/29	2,584,872
MN Hsg. Fin. Agy. Residential Hsg. Rev.	3,060,000	5.10	1/1/40	3,130,655
MN Hsg. Fin. Agy. Residential Hsg. Rev. (G.O. of AGY. Insured)	1,720,000	3.63	7/1/25	1,762,604
MN Hsg. Fin. Agy. Residential Hsg. Rev. (G.O. of AGY. Insured)	2,225,000	3.90	7/1/30	2,310,218
MN Hsg. Fin. Agy. Residential Hsg. Rev. (GNMA-FNMA-FHLMC) [8]	2,190,000	3.10	7/1/31	2,211,221
MN Hsg. Fin. Agy. Residential Hsg. Rev. (GNMA-FNMA-FHLMC)	3,765,000	3.10	7/1/35	3,796,137
MN Hsg. Fin. Agy. Residential Hsg. Rev. (GNMA-FNMA-FHLMC)	2,135,000	3.15	1/1/37	2,144,778
MN Hsg. Fin. Agy. Residential Hsg. Rev. (GNMA-FNMA-FHLMC) [8]	1,510,000	3.20	7/1/30	1,517,656
MN Hsg. Fin. Agy. Residential Hsg. Rev. (GNMA-FNMA-FHLMC)	1,000,000	3.30	1/1/30	1,005,420
MN Hsg. Fin. Agy. Residential Hsg. Rev. (GNMA-FNMA-FHLMC)	6,400,000	3.30	1/1/34	6,444,672
MN Hsg. Fin. Agy. Residential Hsg. Rev. (GNMA-FNMA-FHLMC)	1,820,000	3.35	7/1/29	1,867,811
MN Hsg. Fin. Agy. Residential Hsg. Rev. (GNMA-FNMA-FHLMC)	1,790,000	3.40	7/1/38	1,805,215
MN Hsg. Fin. Agy. Residential Hsg. Rev. (GNMA-FNMA-FHLMC)	8,305,000	3.50	1/1/32	8,598,499
MN Hsg. Fin. Agy. Residential Hsg. Rev. (GNMA-FNMA-FHLMC)	5,805,000	3.60	7/1/31	6,051,596
MN Hsg. Fin. Agy. Residential Hsg. Rev. (GNMA-FNMA-FHLMC)	2,565,000	3.60	7/1/33	2,637,718
MN Hsg. Fin. Agy. Residential Hsg. Rev. (GNMA-FNMA-FHLMC)	5,795,000	3.80	7/1/38	5,972,443
MN Hsg. Fin. Agy. Residential Hsg. Rev. (GNMA-FNMA-FHLMC)	5,265,000	3.90	7/1/43	5,377,829
MN Hsg. Fin. Agy. Residential Hsg. Rev. (GNMA-FNMA-FHLMC)	440,000	4.00	7/1/40	450,454
MN Hsg. Fin. Agy. Residential Hsg. Rev. (GNMA-FNMA-FHLMC)	1,900,000	4.00	1/1/48	2,042,462
MN Hsg. Fin. Agy. Rev. (GNMA-FNMA Collateralized)	485,000	5.00	1/1/31	519,290
MN Hsg. Fin. Agy. Rev. (GNMA-FNMA FHLMC)	4,250,000	3.70	1/1/31	4,483,538
MN Hsg. Fin. Agy. Rev. (GNMA-FNMA FHLMC)	1,855,000	4.00	1/1/47	1,970,566
MN Hsg. Fin. Agy. Rev. (GNMA-FNMA-FHLMC)	430,000	3.10	7/1/26	440,935
MN Hsg. Fin. Agy. Rev. (GNMA-FNMA-FHLMC) [8]	1,550,000	4.00	1/1/41	1,632,057
MN Hsg. Fin. Agy. Single Family Mtg. Rev.	35,000	4.90	7/1/29	36,007
MN Hsg. Fin. Agy. Single Family Mtg. Rev.	1,055,000	5.05	7/1/34	1,080,932
MN Hsg. Fin. Agy. Single Family Mtg. Rev. (G.O. of AGY. Insured) [8]	100,000	5.50	7/1/28	100,853
MN Hsg. Fin. Agy. Single Family Mtg. Rev. (G.O. of AGY. Insured) [8]	130,000	5.65	7/1/33	132,876

				85,590,621

Transportation - 0.8%
Minneapolis & St. Paul Metro Airport Commission Sub. Rev.	2,200,000	5.00	1/1/30	2,678,148
Minneapolis & St. Paul Metro Airport Commission Sub. Rev.	1,100,000	5.00	1/1/33	1,267,420
Minneapolis & St. Paul Metro Airport Commission Sub. Rev.	600,000	5.00	1/1/34	689,868

				4,635,436

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2017

Sit Minnesota Tax-Free Income Fund (Continued)

Name of Issuer	Principal Amount ($)/ Quantity	Coupon Rate (%)	Maturity Date	Fair Value ($)
Utility - 4.8%
Guam Govt. Waterworks Auth. Rev. [11]	2,000,000	5.00	1/1/46	2,213,020
MN Municipal Power Agy. Electric Rev.	500,000	4.00	10/1/31	537,580
MN Municipal Power Agy. Electric Rev.	1,250,000	4.00	10/1/32	1,339,975
MN Municipal Power Agy. Electric Rev.	1,155,000	4.00	10/1/33	1,228,643
MN Municipal Power Agy. Electric Rev.	500,000	5.00	10/1/29	590,035
MN Municipal Power Agy. Electric Rev.	1,000,000	5.00	10/1/30	1,083,330
MN Municipal Power Agy. Electric Rev.	500,000	5.00	10/1/30	589,350
MN Municipal Power Agy. Electric Rev.	320,000	5.00	10/1/30	377,184
MN Municipal Power Agy. Electric Rev.	1,000,000	5.25	10/1/35	1,080,760
Northern Municipal Power Agy. Electric Rev.	520,000	5.00	1/1/30	612,435
Northern Municipal Power Agy. Electric Rev.	695,000	5.00	1/1/31	769,907
Rochester Electric Utility Rev.	500,000	5.00	12/1/42	592,270
Southern Minnesota Municipal Power Agency	1,000,000	5.00	1/1/41	1,158,160
St. Paul Hsg. & Redev. Auth.	900,000	3.38	10/1/37	890,361
St. Paul Hsg. & Redev. Auth.	880,000	4.00	10/1/31	946,906
St. Paul Hsg. & Redev. Auth.	650,000	4.00	10/1/33	692,653
St. Paul Hsg. & Redev. Auth.	800,000	4.00	10/1/37	838,824
St. Paul Port Auth. Rev. (Energy Park Utility Company Proj.) [8]	1,250,000	5.45	8/1/28	1,302,262
Western MN Municipal Power Agy. Rev.	1,000,000	5.00	1/1/31	1,160,710
Western MN Municipal Power Agy. Rev.	600,000	5.00	1/1/35	700,980
Western MN Municipal Power Agy. Rev.	1,750,000	5.00	1/1/36	2,018,468
Western MN Municipal Power Agy. Rev.	4,725,000	5.00	1/1/46	5,421,323

				26,145,136

Total Municipal Bonds (cost: $511,176,079)				521,982,479

Investment Companies - 1.2%
Delaware Investments Minnesota Municipal Income Fund II (VMM)	334,436			4,504,853
Nuveen Minnesota Municipal Income Fund (NMS)	144,128			2,120,129

Total Investment Companies (cost: $7,044,065)				6,624,982

Total Investments in Securities - 96.5% (cost: $518,220,144)				528,607,461
Other Assets and Liabilities, net - 3.5%				18,982,170

Total Net Assets - 100.0%				$547,589,631

See accompanying notes to schedule of investments.
DECEMBER 31, 2017	27

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2017

Sit Minnesota Tax-Free Income Fund (Continued)

[1]	Variable rate security. Rate disclosed is as of December 31, 2017. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
[2]	Security considered illiquid by the Investment Adviser. The total value of such securities as of December 31, 2017 was $1,734,000 and represented 0.3% of net assets.
[4]	144A Restricted Security. The total value of such securities as of December 31, 2017 was $13,817,903 and represented 2.5% of net assets. These securities have been determined to be liquid by the Adviser in accordance with guidelines established by the Board of Directors.
[5]	The issuer is in default of interest or principal payments, or other debt covenants. Income is not being accrued. The total value of such securities as of December 31, 2017 was $1,953,000 and represented 0.4% of net assets.
[6]	Zero coupon or convertible capital appreciation bond, for which the rate disclosed is either the effective yield on purchase date or the coupon rate to be paid upon conversion to coupon paying, respectively.
[8]	Securities the income from which is treated as a tax preference that is included in alternative minimum taxable income for purposes of computing federal alternative minimum tax (AMT). At December 31, 2017, 3.3% of net assets in the Fund was invested in such securities.
[9]	Municipal Lease Security. The total value of such securities as of December 31, 2017 was $36,828,455 and represented 6.7% of net assets. These securities have been determined to be liquid by the Adviser in accordance with guidelines established by the Board of Directors.
[11]	The Fund may invest in obligations issued by U.S. territories, for example Guam, Puerto Rico, and Virgin Islands. The total value of such securities as of December 31, 2017 was $15,998,445 and represented 2.9% of net assets.

Numeric footnotes not disclosed are not applicable to this Schedule of Investments.

Short futures contracts outstanding as of December 31, 2017 were as follows:

Type	Contracts	Expiration Date	Notional Amount ($)	Value/ Unrealized Appreciation (Depreciation) ($)
Short Futures: [10]
U.S. Treasury 10-Year	403	March 2018	49,990,893	168,095
U.S. Treasury 2-Year	53	March 2018	11,347,797	21,286
U.S. Treasury 5-Year	46	March 2018	5,343,547	20,630
U.S. Treasury Long Bond	46	March 2018	7,038,000	(34,362)

				175,649

[10]	The amount of $3,000,000 in cash was segregated with the broker to cover margin requirements for derivative transactions as of December 31, 2017.

A summary of the levels for the Fund’s investments as of December 31, 2017 is as follows (see notes to Schedule of Investments):

	Investment in Securities
	Level 1	Level 2	Level 3
	Quoted Price ($)	Other significant observable inputs ($)	Significant unobservable inputs ($)	Total ($)
Assets
Municipal Bonds	—	521,982,479	—	521,982,479
Investment Companies	6,624,982	—	—	6,624,982
Futures	210,011	—	—	210,011

	6,834,993	521,982,479	—	528,817,472

Liabilities
Futures	(34,362)	—	—	(34,362)

For the reporting period, there were no transfers between levels 1, 2 and 3.

See accompanying notes to schedule of investments.

NOTES TO SCHEDULES OF INVESTMENTS (Unaudited)

December 31, 2017

Securities Valuation:

Investments in Securities

Investment securities are carried at fair value based upon closing market quotations on the last business day of the period. Investments in securities traded on national or international securities exchanges are valued at the last reported sales price prior to the time when assets are valued. Securities traded on the over-the-counter market are valued at the last reported sales price or if the last sales price is not available, at the last reported bid price. The sale and bid prices or prices deemed best to reflect fair value quoted by dealers who make markets in these securities are obtained from independent pricing services. Consistent with the Funds’ valuation policies and procedures, the current fair value of certain fixed income securities is provided by an independent pricing service. Fixed income securities for which prices are not available from an independent pricing service but where an active market exists are valued using market quotations obtained from broker-dealers or quotation systems. Securities for which market quotations are not available, such as private placement securities, are valued at fair value according to methods selected in good faith by Sit Investment Associates, Inc. (the “Adviser”) and may include dealer-supplied valuations or other inputs and assumptions that pricing services would typically utilize. Short-term investments of sufficient credit quality with maturities of 60 days or less when acquired, or which subsequently are within 60 days of maturity, are valued at amortized cost, which approximates fair value. Option and future contracts entered into and held by the Funds are valued at the close of the securities and commodities exchange on which they are traded.

The Minnesota Tax-Free Income Fund concentrates its investments in Minnesota, and therefore may have more credit risk related to the economic conditions in the state of Minnesota than a portfolio with broader geographical diversification.

Derivative Instruments

The Funds apply derivative instrument disclosure standards in order to enable investors to understand how and why the Funds use derivatives, how derivatives are accounted for, and how derivative instruments affect the Funds’ financial statements.

To hedge interest rate risk, the Quality Income Fund entered into futures contracts and wrote call options on these future contracts traded on a U.S. exchange. Risks of entering into futures contracts and writing options include the possibility of an illiquid market and that a change in the value of the option may not correlate with changes in the value of the underlying securities.

The premiums paid for the options represent the cost of the investment and the options are valued daily at their closing price. The Fund recognizes a realized gain or loss when the option is sold or expired. Option holdings within the Fund, which may include put options and call options, are subject to loss of value with the passage of time, and may experience a total loss of value upon expiration. With options, there is minimal counterparty risk to the Fund since they are exchange traded.

Upon entering into a futures contract, the Quality Income Fund is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or expired. With futures contracts, there is minimal counterparty risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

NOTES TO SCHEDULES OF INVESTMENTS (Unaudited)

December 31, 2017 (Continued)

During the three months ended December 31, 2017, the average volume of derivative activity was as follows:

	Average Cost	Average Premium Received	Average Notional Amount
Quality Income Fund
Purchased put options	$4,449		$3,294,688
Treasury Futures	—	—	31,409,215
Tax-Free Income Fund
Treasury Futures	—	—	42,714,916
Minnesota Tax-Free Income Fund
Treasury Futures	—	—	82,935,970

The number of open option contracts and open futures contracts outstanding as of December 31, 2017 also serve as indicators of the volume of activity for the Fund throughout the period.

Balance Sheet - Values of derivatives as of December 31, 2017.

	Asset Derivatives Value	Liability Derivatives Value
Interest rate risk:
Quality Income Fund
Treasury Futures	$56,173	—
Tax-Free Income Fund
Treasury Futures	103,245	—
Minnesota Tax-Free Income Fund
Purchased put options	—	—
Treasury Futures	210,011	$34,362

Fair Value Measurements

The inputs and valuation techniques used to measure fair value of the Funds’ net assets are summarized into three levels as described in the hierarchy below:

•	Level 1 – quoted prices in active markets for identical securities. An active market for the security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis. A quoted price in an active market provides the most reliable evidence of fair value.

•	Level 2 – debt securities are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, U.S. government and government agency obligations, and municipal securities the pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity, and type as well as dealer supplied prices. For asset-backed securities and mortgage-backed securities, the pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity, and type as well as dealer supplied prices. All of these inputs are derived principally from or corroborated by observable market data. An adjustment to any observable input that is significant to the fair value may render the measurement a Level 3 measurement.

•	Level 3 – significant unobservable inputs, including the Adviser’s own assumptions in determining the fair value of investments.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At the end of each calendar quarter, management evaluates the Level 2 and 3 assets and liabilities for changes in liquidity, including but not limited to: whether a broker is willing to execute at the quoted price, the depth and consistency of prices from third party services, and

DECEMBER 31, 2017	30

NOTES TO SCHEDULES OF INVESTMENTS (Unaudited)

December 31, 2017 (Continued)

the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the Level 1 and 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges. Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Funds’ investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise are less liquid than publicly traded securities.

A summary of the levels for the Funds’ investments as of December 31, 2017 is included with the Funds’ schedule of investments.

At December 31, 2017, the gross unrealized appreciation (depreciation) on investments and cost of securities on a tax basis for federal income tax purposes were as follows:

	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)	Cost (Proceeds) of Investments on a Tax Basis
Quality Income - Investments	$139,040	($364,001)	($224,961)	$79,663,685
Quality Income - Futures	56,173	—	56,173	—
Tax-Free Income - Investments	8,964,635	(16,661,054)	(7,696,419)	189,603,133
Tax-Free Income - Futures	123,414	(20,169)	103,245	—
Minnesota Tax-Free Income	16,344,424	(5,957,107)	10,387,317	518,220,144
Minnesota Tax-Free Income	210,011	(34,362)	175,649	—

Item 2. Controls and Procedures.

(a) The principal financial officer and principal executive officer have concluded that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) of Sit Mutual Funds II, Inc. (the “Registrant”) provide reasonable assurances that material information relating to the Registrant is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) There was no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Sit Mutual Funds II, Inc.

By:	/s/ Paul E. Rasmussen

Paul Rasmussen

Vice President and Treasurer

Date:	January 29, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Paul E. Rasmussen

Paul Rasmussen

Vice President and Treasurer

Date:	January 29, 2018

By:	/s/ Roger J. Sit

Roger J. Sit

President

Date:	January 29, 2018